UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Global Macro Portfolio

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Global Macro Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Global Macro Absolute Return Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Macro Portfolio	$120	1.13%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/monetary reforms

↑ Long exposure to Uzbekistani local bonds, which benefited from perceptions of strengthening political institutions and currency appreciation, helped returns

↑ Use of derivatives —foreign exchange forwards for managing currency exposures, and interest-rate swaps for managing interest-rate exposures- helped performance

↑ Long Nigerian naira exposure contributed, given micro-market reforms and clearing of backlogs

↓ A short position in the Emerging Market bond index detracted from returns, as strong technicals and USD weakness supported an asset class level rally

↓ A short position in European equities hurt returns, given sustained profitability and a broad valuation re-rating due to stable economic conditions

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Global Macro Portfolio	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$10,000	$10,000	$10,000
11/15	$10,068	$10,005	$10,001
12/15	$10,097	$9,978	$10,004
1/16	$10,000	$10,123	$10,004
2/16	$10,012	$10,221	$10,007
3/16	$10,116	$10,305	$10,011
4/16	$10,152	$10,322	$10,014
5/16	$10,223	$10,366	$10,015
6/16	$10,248	$10,563	$10,018
7/16	$10,297	$10,627	$10,021
8/16	$10,438	$10,621	$10,023
9/16	$10,468	$10,620	$10,028
10/16	$10,498	$10,517	$10,031
11/16	$10,424	$10,343	$10,032
12/16	$10,500	$10,372	$10,037
1/17	$10,530	$10,334	$10,041
2/17	$10,537	$10,422	$10,045
3/17	$10,661	$10,417	$10,047
4/17	$10,715	$10,488	$10,054
5/17	$10,746	$10,549	$10,059
6/17	$10,776	$10,520	$10,067
7/17	$10,760	$10,554	$10,076
8/17	$10,826	$10,650	$10,085
9/17	$10,833	$10,601	$10,094
10/17	$10,900	$10,646	$10,103
11/17	$10,943	$10,663	$10,111
12/17	$10,950	$10,686	$10,123
1/18	$11,030	$10,610	$10,135
2/18	$11,001	$10,586	$10,144
3/18	$10,996	$10,674	$10,158
4/18	$10,931	$10,634	$10,172
5/18	$10,865	$10,674	$10,187
6/18	$10,799	$10,694	$10,204
7/18	$10,819	$10,697	$10,220
8/18	$10,703	$10,730	$10,239
9/18	$10,686	$10,689	$10,255
10/18	$10,619	$10,668	$10,272
11/18	$10,577	$10,720	$10,293
12/18	$10,590	$10,875	$10,312
1/19	$10,727	$10,990	$10,333
2/19	$10,802	$11,003	$10,351
3/19	$10,802	$11,200	$10,374
4/19	$10,828	$11,207	$10,394
5/19	$10,891	$11,368	$10,417
6/19	$11,054	$11,528	$10,440
7/19	$11,217	$11,618	$10,459
8/19	$11,163	$11,882	$10,481
9/19	$11,276	$11,827	$10,499
10/19	$11,293	$11,806	$10,519
11/19	$11,439	$11,792	$10,532
12/19	$11,623	$11,768	$10,547
1/20	$11,706	$11,981	$10,562
2/20	$11,656	$12,127	$10,577
3/20	$10,878	$11,938	$10,608
4/20	$11,161	$12,132	$10,609
5/20	$11,464	$12,166	$10,609
6/20	$11,594	$12,227	$10,610
7/20	$11,603	$12,360	$10,613
8/20	$11,747	$12,271	$10,613
9/20	$11,730	$12,316	$10,615
10/20	$11,752	$12,317	$10,616
11/20	$11,925	$12,387	$10,617
12/20	$12,040	$12,425	$10,618
1/21	$12,090	$12,358	$10,619
2/21	$12,100	$12,166	$10,620
3/21	$12,040	$12,118	$10,620
4/21	$12,105	$12,150	$10,621
5/21	$12,184	$12,177	$10,621
6/21	$12,249	$12,236	$10,620
7/21	$12,231	$12,388	$10,621
8/21	$12,297	$12,364	$10,621
9/21	$12,292	$12,247	$10,622
10/21	$12,259	$12,215	$10,622
11/21	$12,198	$12,302	$10,622
12/21	$12,303	$12,252	$10,623
1/22	$12,270	$12,060	$10,623
2/22	$12,107	$11,899	$10,624
3/22	$11,872	$11,643	$10,627
4/22	$12,041	$11,330	$10,629
5/22	$11,920	$11,314	$10,636
6/22	$11,748	$11,142	$10,638
7/22	$11,546	$11,426	$10,644
8/22	$11,785	$11,128	$10,661
9/22	$11,681	$10,771	$10,687
10/22	$11,769	$10,734	$10,704
11/22	$12,052	$11,007	$10,739
12/22	$12,246	$10,877	$10,778
1/23	$12,441	$11,128	$10,811
2/23	$12,501	$10,951	$10,847
3/23	$12,485	$11,193	$10,893
4/23	$12,515	$11,251	$10,928
5/23	$12,652	$11,207	$10,970
6/23	$12,852	$11,200	$11,021
7/23	$12,898	$11,204	$11,065
8/23	$12,913	$11,190	$11,114
9/23	$12,834	$10,997	$11,165
10/23	$12,849	$10,919	$11,215
11/23	$12,927	$11,294	$11,266
12/23	$13,101	$11,655	$11,318
1/24	$13,212	$11,632	$11,366
2/24	$13,356	$11,552	$11,413
3/24	$13,580	$11,656	$11,464
4/24	$13,580	$11,469	$11,513
5/24	$13,758	$11,570	$11,569
6/24	$13,741	$11,671	$11,616
7/24	$13,855	$11,896	$11,668
8/24	$13,871	$12,026	$11,724
9/24	$13,986	$12,166	$11,775
10/24	$13,952	$12,001	$11,819
11/24	$14,052	$12,144	$11,865
12/24	$14,239	$12,051	$11,912
1/25	$14,459	$12,097	$11,956
2/25	$14,578	$12,243	$11,994
3/25	$14,645	$12,192	$12,034
4/25	$14,679	$12,312	$12,076
5/25	$14,886	$12,271	$12,120
6/25	$15,024	$12,389	$12,160
7/25	$15,128	$12,379	$12,201
8/25	$15,266	$12,447	$12,249
9/25	$15,439	$12,538	$12,290
10/25	$15,663	$12,637	$12,333

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Global Macro Portfolio	12.26%	5.91%	4.59%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,983,350,329
# of Portfolio Holdings (including derivatives)	1,144
Portfolio Turnover Rate	142%
Total Advisory Fees Paid	$12,330,049

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Sovereign Government Bonds 44.9%
Short-Term Investments 39.6%
Common Stocks 5.1%
Foreign Corporate Bonds 4.5%
Sovereign Loans 1.6%
Senior Floating-Rate Loans 1.3%
Other† 3.0%

Value	Value
OtherFootnote Reference†	3.0%
Senior Floating-Rate Loans	1.3%
Sovereign Loans	1.6%
Foreign Corporate Bonds	4.5%
Common Stocks	5.1%
Short-Term Investments	39.6%
Sovereign Government Bonds	44.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	5.9%
Kazakhstan	4.9%
Nigeria	4.8%
Uzbekistan	2.9%
Sweden	2.0%
Iceland	1.8%
India	1.6%
Korea, South	1.5%
Turkey	1.4%
Uganda	1.3%
Other	9.3%
Total Long Exposure	37.4%
Kuwait	(1.3)%
Indonesia	(2.0)%
Euro	(2.0)%
Other	(4.0)%
Total Short Exposure	(9.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Global Macro Absolute Return Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

GM Port.-TSR-AR

(b) Not applicable

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2024 and October 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$133,682	$133,639
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$405

Total	$133,682	$134,044

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2024 and October 31, 2025; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/24	10/31/25
Registrant	$0	$405
Eaton Vance(1)	$18,490	$18,490

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments

Collateralized Mortgage Obligations — 1.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1817, Class Z, 6.50%, 2/15/26	$0(1)	$ 78
Series 1927, Class ZA, 6.50%, 1/15/27	2	2,239
Series 2344, Class ZD, 6.50%, 8/15/31	89	91,669
Series 2458, Class ZB, 7.00%, 6/15/32	207	216,363
Federal National Mortgage Association:
Series 1996-35, Class Z, 7.00%, 7/25/26	0(1)	13
Series 1998-16, Class H, 7.00%, 4/18/28	21	21,294
Series 1998-44, Class ZA, 6.50%, 7/20/28	40	40,498
Series 1999-25, Class Z, 6.00%, 6/25/29	49	49,432
Series 2000-2, Class ZE, 7.50%, 2/25/30	8	8,693
Series 2000-49, Class A, 8.00%, 3/18/27	0(1)	28
Series 2001-31, Class ZA, 6.00%, 7/25/31	376	379,334
Series 2001-74, Class QE, 6.00%, 12/25/31	147	151,969
Series 2009-48, Class WA, 5.765%, 7/25/39(2)	569	581,770
Series 2011-38, Class SA, 0.608%, (13.157% - 30-day SOFR Average x 3.00), 5/25/41(3)	648	509,933
JPM Lending Facility, 10.984%, (SOFR + 7.00%), 7/15/29(4)	7,013	7,075,598
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(2)(5)	19,668	18,943,197
Total Collateralized Mortgage Obligations (identified cost $28,740,389)		$ 28,072,108

Common Stocks — 5.1%
Security	Shares	Value
Argentina — 0.3%
Banco BBVA Argentina SA ADR	30,300	$ 502,071
Banco Macro SA ADR(6)	17,600	1,592,096
Central Puerto SA ADR(6)	19,600	304,976
Corp. America Airports SA(6)	7,000	155,120
Cresud SA ADR(6)	7,800	96,486
Empresa Distribuidora Y Comercializadora Norte ADR(6)	3,900	129,909
Grupo Financiero Galicia SA ADR(6)	48,900	2,891,457
Grupo Supervielle SA ADR(6)	25,100	311,742
IRSA Inversiones y Representaciones SA ADR	6,100	94,550
Loma Negra Cia Industrial Argentina SA ADR(6)	10,300	112,991
Pampa Energia SA ADR(6)	7,800	669,240
Telecom Argentina SA ADR(6)	17,400	195,750
Transportadora de Gas del Sur SA, Class B ADR(6)	13,900	432,707
Security	Shares	Value
Argentina (continued)
Vista Energy SAB de CV ADR(6)	15,000	$ 726,750
YPF SA ADR(6)	37,700	1,373,411
		$ 9,589,256
Belgium — 0.0%†
Cenergy Holdings SA	30,003	$ 497,137
		$ 497,137
Brazil — 0.2%
Adecoagro SA	7,000	$ 56,420
Arcos Dorados Holdings, Inc., Class A	29,500	211,515
Vale SA ADR	384,000	4,642,560
		$ 4,910,495
Bulgaria — 0.2%
Eurohold Bulgaria AD(6)	5,122,901	$ 5,356,867
		$ 5,356,867
Canada — 0.0%†
Amaroq Ltd.(6)	305,700	$ 340,156
Lithium Argentina AG(6)	27,800	117,038
		$ 457,194
Chile — 0.3%
Banco de Chile	9,434,000	$ 1,632,291
Banco de Credito e Inversiones SA	18,660	957,655
Banco Santander Chile	13,640,000	985,533
Cencosud SA	267,000	827,009
Empresas CMPC SA	236,000	340,823
Empresas COPEC SA	77,700	555,056
Enel Americas SA	1,411,000	133,398
Enel Chile SA	5,964,000	455,219
Falabella SA	133,000	837,497
Latam Airlines Group SA	44,290,000	1,006,566
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares(6)	29,000	1,410,968
		$ 9,142,015
Cyprus — 0.6%
Bank of Cyprus Holdings PLC	1,975,000	$ 18,175,604
		$ 18,175,604
Georgia — 0.1%
Georgia Capital PLC(6)	133,952	$ 4,558,445
		$ 4,558,445

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Shares	Value
Greece — 0.5%
Alpha Bank SA	475,881	$ 1,865,553
Athens International Airport SA	4,813	55,560
Eurobank Ergasias Services and Holdings SA, Class A	532,767	2,004,058
Hellenic Telecommunications Organization SA	32,062	602,086
Ideal Holdings SA	22,813	154,451
JUMBO SA	24,694	783,607
LAMDA Development SA(6)	11,288	96,280
Metlen Energy & Metals PLC(6)	19,150	974,600
Motor Oil (Hellas) Corinth Refineries SA	10,566	316,637
National Bank of Greece SA	151,255	2,223,224
OPAP SA	30,140	623,121
Optima bank SA	77,763	720,146
Piraeus Financial Holdings SA	227,337	1,775,550
Public Power Corp. SA	40,935	710,924
Qualco Group SA(6)	52,437	325,244
Titan SA	11,942	534,706
		$ 13,765,747
Iceland — 0.4%
Arion Banki Hf.(5)	1,881,577	$ 2,634,644
Eik fasteignafelag Hf.	3,253,209	367,334
Eimskipafelag Islands Hf.	220,734	541,664
Festi Hf.	239,676	602,613
Hagar Hf.	1,767,490	1,559,847
Hampidjan Hf.	356,548	332,066
Heimar Hf.	2,553,766	768,213
Icelandair Group Hf.(6)	37,016,623	242,261
Islandsbanki Hf.	1,833,939	1,772,337
Kvika banki Hf.	6,468,924	900,144
Olgerdin Egill Skallagrims Hf.(6)	3,273,323	429,844
Reitir fasteignafelag Hf.	875,641	870,958
Siminn Hf.	2,504,884	276,925
Skagi Hf.	2,290,750	359,093
		$ 11,657,943
India — 0.5%
Ambuja Cements Ltd.	44,100	$ 280,431
Apollo Hospitals Enterprise Ltd.	3,200	276,933
Asian Paints Ltd.	10,400	294,343
Bharti Airtel Ltd.	12,800	296,399
Dabur India Ltd.	51,100	280,532
DLF Ltd.	32,600	277,517
Fortis Healthcare Ltd.	22,900	263,748
HDFC Asset Management Co. Ltd.(5)	4,300	260,462
HDFC Bank Ltd.	25,200	280,195
HDFC Life Insurance Co. Ltd.(5)	33,800	278,406
Security	Shares	Value
India (continued)
Hero MotoCorp Ltd.	4,500	$ 280,891
Hindustan Aeronautics Ltd.(7)	5,200	273,930
Hindustan Unilever Ltd.	9,800	272,168
ICICI Bank Ltd.	17,700	268,202
ICICI Prudential Life Insurance Co. Ltd.(5)	42,800	284,835
Infosys Ltd.	72,500	1,208,002
ITC Ltd.	61,900	293,005
Jindal Steel Ltd.	25,200	302,549
JSW Steel Ltd.	21,400	290,589
Lodha Developers Ltd.(5)	21,000	283,673
Marico Ltd.	34,600	280,474
Maruti Suzuki India Ltd.	1,500	273,173
Max Healthcare Institute Ltd.	21,400	276,646
Muthoot Finance Ltd.	7,700	275,892
Nippon Life India Asset Management Ltd.(5)	28,300	278,669
Oberoi Realty Ltd.	15,700	314,330
One 97 Communications Ltd.(6)	19,700	288,857
Persistent Systems Ltd.	18,700	1,244,450
Reliance Industries Ltd.	17,900	299,518
SBI Life Insurance Co. Ltd.(5)	13,700	301,428
State Bank of India	28,300	298,776
Tata Consultancy Services Ltd.	35,900	1,235,560
Tata Steel Ltd.	144,200	296,766
TVS Motor Co. Ltd.	7,000	276,463
UltraTech Cement Ltd.	2,000	268,941
Varun Beverages Ltd.	56,600	299,097
Wipro Ltd.	428,000	1,159,104
		$ 14,214,954
Luxembourg — 0.0%†
Alvotech SA(6)	159,503	$ 1,205,255
		$ 1,205,255
Nigeria — 0.1%
Access Holdings PLC	6,421,995	$ 109,377
Fidelity Bank PLC	1,982,801	26,356
First HoldCo PLC	15,062,000	332,117
Guaranty Trust Holding Co. PLC	3,866,699	241,286
Nigerian Breweries PLC(6)	542,654	27,154
Transnational Corp. of Nigeria PLC	213,337	7,464
United Bank for Africa PLC	15,370,000	430,323
Zenith Bank PLC	11,224,146	493,822
		$ 1,667,899
Philippines — 0.2%
Ayala Corp.	47,840	$ 380,177

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Shares	Value
Philippines (continued)
Ayala Land, Inc.	1,510,100	$ 510,104
Bank of the Philippine Islands	393,220	704,186
BDO Unibank, Inc.	422,827	958,947
International Container Terminal Services, Inc.	162,290	1,463,756
SM Investments Corp.	93,640	1,158,730
SM Prime Holdings, Inc.	2,655,600	1,010,807
		$ 6,186,707
Puerto Rico — 0.1%
Liberty Latin America Ltd., Class C(6)	244,800	$ 1,936,368
		$ 1,936,368
Slovenia — 0.1%
Nova Ljubljanska Banka DD GDR(7)	115,472	$ 4,632,899
		$ 4,632,899
South Korea — 0.5%
CJ CheilJedang Corp.	1,064	$ 171,114
Coway Co. Ltd.	5,175	323,592
GS Holdings Corp.	6,660	223,853
Hana Financial Group, Inc.	12,528	750,534
Hyundai Mobis Co. Ltd.	7,440	1,645,263
Industrial Bank of Korea	30,909	418,878
Kakao Corp.	21,045	959,120
Kangwon Land, Inc.	15,842	187,556
KB Financial Group, Inc.	16,402	1,338,954
KT Corp.	8	275
KT&G Corp.	9,638	907,050
LG Uplus Corp.	32,397	346,311
Meritz Financial Group, Inc.	8,257	639,868
NAVER Corp.	4,421	828,567
Samsung C&T Corp.	13,419	2,123,573
Samsung Fire & Marine Insurance Co. Ltd.	1,997	618,080
Samsung Life Insurance Co. Ltd.	8,697	939,878
Shinhan Financial Group Co. Ltd.	22,148	1,137,577
SK Telecom Co. Ltd.	16,968	621,230
Woori Financial Group, Inc.	28,795	512,600
		$ 14,693,873
Switzerland — 0.0%†
Oculis Holding AG(6)	18,040	$ 355,921
		$ 355,921
Vietnam — 1.0%
Asia Commercial Bank JSC	473,400	$ 459,444
Bank for Foreign Trade of Vietnam JSC	390,958	885,169
Security	Shares	Value
Vietnam (continued)
Binh Minh Plastics JSC	37,000	$ 238,596
Coteccons Construction JSC	242,000	951,320
Duc Giang Chemicals JSC	73,500	268,005
FPT Corp.	713,377	2,814,747
FPT Digital Retail JSC(6)	181,125	1,020,387
Gemadept Corp.	470,000	1,216,537
Hoa Phat Group JSC(6)	843,750	857,011
IDICO Corp. JSC	161,460	233,319
Khang Dien House Trading & Investment JSC(6)	667,456	908,900
KIDO Group Corp.(6)	13,562	26,604
Kinh Bac City Development Holding Corp.(6)	748,800	995,809
Masan Group Corp.(6)	287,600	870,024
Military Commercial Joint Stock Bank	1,471,877	1,320,432
Mobile World Investment Corp.	929,098	2,913,045
Nam Long Investment Corp.	634,900	958,000
Phat Dat Real Estate Development Corp.(6)	458,136	391,897
Phu Nhuan Jewelry JSC	292,140	1,050,900
Refrigeration Electrical Engineering Corp.	380,599	953,906
Saigon Beer Alcohol Beverage Corp.	454,900	792,548
Saigon Thuong Tin Commercial JSB(6)	456,800	962,642
SSI Securities Corp.	1,337,000	1,740,225
Techcom Securities JSC(6)	667,738	1,148,210
Vietnam Dairy Products JSC	107,381	235,076
Vietnam Joint Stock Commercial Bank for Industry & Trade	293,100	545,694
Vietnam Prosperity JSC Bank	562,500	612,308
Vietnam Technological & Commercial Joint Stock Bank	1,180,800	1,573,815
Vingroup JSC(6)	221,738	1,612,312
Vinh Hoan Corp.	348,300	780,078
		$ 29,336,960
Total Common Stocks (identified cost $110,372,280)		$ 152,341,539

Convertible Bonds — 0.0%†
Security	Principal Amount (000's omitted)		Value
China — 0.0%†
Shimao Group Holdings Ltd., 0.00%, 7/21/26(5)	USD	479	$ 23,375
Sunac China Holdings Ltd., 1.00% PIK to 9/30/26, 9/30/32(7)(8)	USD	595	80,320
Total Convertible Bonds (identified cost $885,721)			$ 103,695

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Credit Linked Notes — 0.9%
Security	Principal Amount (000's omitted)		Value
Paraguay — 0.0%†
Itau BBA International PLC (Ministry of Finance of Paraguay), 9.03%, 2/19/30(9)	PYG	8,217,630	$ 1,165,753
			$ 1,165,753
South Africa — 0.9%
Absa Bank Ltd. (Arab Republic of Egypt):
0.00%, 1/8/26(10)	EGP	208,175	$ 4,217,874
0.00%, 4/23/26(10)	EGP	471,325	8,914,847
0.00%, 10/22/26(10)	EGP	581,325	9,942,138
Absa Bank Ltd. (United Republic of Tanzania):
13.50%, 8/2/35(11)	TZS	4,316,000	1,843,619
13.75%, 9/27/50(11)	TZS	1,442,100	623,580
			$ 25,542,058
Total Credit Linked Notes (identified cost $26,588,893)			$ 26,707,811

Foreign Corporate Bonds — 4.5%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.0%†
Generacion Mediterranea SA/Central Termica Roca SA:
11.00%, 11/1/31(7)	USD	216	$ 123,209
11.00%, 11/1/31(5)	USD	1,157	659,969
			$ 783,178
China — 0.1%
KWG Group Holdings Ltd., 7.875%, 8/30/24(8)	USD	1,571	$ 98,384
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(5)(12)	USD	554	17,991
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(5)(12)	USD	830	24,186
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(5)(12)	USD	830	20,034
5.00%, (5.00% cash or 6.00% PIK), 7/21/31(5)(12)	USD	3,024	113,415
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(7)(8)(12)	USD	506	78,690
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(7)(8)(12)	USD	507	77,953
Security	Principal Amount (000's omitted)		Value
China (continued)
Sunac China Holdings Ltd.: (continued)
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(7)(8)(12)	USD	1,016	$ 157,483
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(7)(8)(12)	USD	1,528	236,797
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(7)(8)(12)	USD	1,531	237,370
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(7)(8)(12)	USD	721	111,657
Times China Holdings Ltd.:
5.55%, 6/4/24(7)(8)	USD	3,999	149,963
6.75%, 7/16/23(7)(8)	USD	2,966	105,679
			$ 1,429,602
Georgia — 0.2%
Bank of Georgia JSC, 9.50% to 7/16/29(7)(13)(14)	USD	3,777	$ 3,909,290
TBC Bank Group PLC, 22.00%, 6/5/28(5)	UZS	41,540,000	3,468,849
			$ 7,378,139
Hungary — 0.2%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(7)(14)	EUR	3,369	$ 3,976,210
6.875% to 5/8/30, 11/8/35(7)(14)	EUR	1,069	1,318,330
			$ 5,294,540
Iceland — 0.0%
Wow Air Hf.:
0.00%(8)(13)(15)	EUR	79	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(8)(13)(15)	EUR	3,600	0
			$ 0
India — 0.2%
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	510,000	$ 6,218,672
Reliance Communications Ltd., 6.50%, 11/6/20(7)(8)	USD	1,800	27,000
			$ 6,245,672
Kazakhstan — 0.5%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(5)	KZT	3,466,500	$ 6,169,870
ForteBank JSC:
7.75%, 2/4/30(5)	USD	4,690	4,777,247
9.75% to 11/3/30(7)(13)(16)	USD	4,550	4,527,250
			$ 15,474,367

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Mexico — 0.0%†
Alpha Holding SA de CV:
9.00%, 2/10/25(7)(8)	USD	3,667	$ 27,504
10.00%, 12/19/22(7)(8)	USD	1,741	13,059
			$ 40,563
Mongolia — 0.1%
State Bank LLC, 8.90%, 9/25/28(7)	USD	2,510	$ 2,509,829
			$ 2,509,829
Supranational — 0.3%
Asian Development Bank, 14.50%, 6/26/28	UZS	17,111,900	$ 1,425,830
Corp. Andina de Fomento, 8.25%, 4/26/34	INR	346,000	4,083,167
European Bank for Reconstruction & Development:
17.20%, 4/9/26(7)	USD	2,600	2,743,910
17.35%, 3/1/27(7)	USD	606	631,830
			$ 8,884,737
Tunisia — 0.0%†
Tunisian Republic, 3.28%, 8/9/27	JPY	100,000	$ 624,685
			$ 624,685
Uzbekistan — 1.9%
Ipoteka-Bank ATIB:
17.50%, 10/9/28(7)	UZS	41,010,000	$ 3,390,903
20.50%, 4/25/27(7)	UZS	42,080,000	3,635,415
JSCB Agrobank:
9.25%, 10/2/29(7)	USD	7,973	8,699,058
20.75%, 9/15/28	UZS	127,710,000	10,632,286
Uzbek Industrial & Construction Bank ATB:
9.45% to 10/23/30(7)(13)(14)	USD	7,110	7,225,884
19.95%, 4/25/28(7)	UZS	43,950,000	3,808,209
21.00%, 7/24/27(7)	UZS	232,110,000	20,221,729
			$ 57,613,484
Venezuela — 1.0%
Petroleos de Venezuela SA:
5.375%, 4/12/27(7)(8)	USD	17,640	$ 3,942,518
5.50%, 4/12/37(7)(8)	USD	5,317	1,188,238
6.00%, 10/28/22(7)(8)	USD	11,013	2,175,139
6.00%, 5/16/24(7)(8)	USD	16,707	3,733,938
6.00%, 11/15/26(7)(8)	USD	10,821	2,418,414
8.50%, 10/20/27	USD	100	113,500
8.50%, 10/20/27	USD	8,674	9,844,423
Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Petroleos de Venezuela SA: (continued)
9.00%, 11/17/21(7)(8)	USD	7,192	$ 1,632,561
9.75%, 5/17/35(7)(8)	USD	6,860	1,670,507
12.75%, 2/17/22(7)(8)	USD	7,868	2,092,808
			$ 28,812,046
Total Foreign Corporate Bonds (identified cost $142,553,017)			$ 135,090,842

Insurance Linked Securities — 0.6%
Security	Shares	Value
Reinsurance Side Cars — 0.3%
Eden Re II Ltd.:
Series 2022A, 0.00%, 3/20/26(5)(15)(17)(18)	10,974	$ 14,910
Series 2022B, 0.00%, 3/20/26(5)(15)(17)(18)	9,412	26,117
Series 2023B, 0.00%, 3/19/27(5)(15)(17)(18)	7,394	98,192
Series 2024A, 0.00%, 3/17/28(5)(15)(17)(18)	31,579	176,056
Series 2024B, 0.00%, 3/17/28(5)(15)(17)(18)	6,667	191,780
Series 2025A, 0.00%, 3/19/30(5)(15)(17)(18)	4,000,000	4,253,200
Mt. Logan Re Ltd., Series A-1(15)(18)(19)	4,400	5,610,662
		$ 10,370,917
Segregated Account/Funds — 0.3%
PartnerRe ILS Fund SAC Ltd.(6)(15)(18)(19)	5,700,000	$ 7,453,890
		$ 7,453,890
Total Insurance Linked Securities (identified cost $14,120,386)		$ 17,824,807

Loan Participation Notes — 0.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.2%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(7)(15)(20)	UZS	62,624,565	$ 5,226,997
Total Loan Participation Notes (identified cost $5,321,586)			$ 5,226,997

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Rights — 0.0%†
Security	Shares	Value
Vietnam — 0.0%†
Nam Long Investment Corp., Exp. 11/20/25(6)	634,900	$ 92,255
Total Rights (identified cost $0)		$ 92,255

Senior Floating-Rate Loans — 1.3%(21)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.5%
Provincia De Neuquen:
Term Loan, 11.401%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$787	$ 794,650
Term Loan, 11.401%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	699	705,595
Term Loan, 11.401%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	830	837,896
VMOS SA:
Term Loan, 9.282% - 9.705%, (3 mo. USD Term SOFR + 5.50%, 6 mo. USD Term SOFR + 5.50%), 7/8/30	3,920	3,892,620
Term Loan, 7/8/30(22)	8,141	8,084,673
		$ 14,315,434
Suriname — 0.8%
Staatsolie Maatschappij Suriname NV, Revolving Loan, 4/25/32(22)	$25,000	$ 25,000,000
		$ 25,000,000
Uzbekistan — 0.0%†
Navoi Mining & Metallurgical Co., Term Loan, 8.63%, (3 mo. USD Term SOFR + 4.76%), 4/23/27	$122	$ 121,172
		$ 121,172
Total Senior Floating-Rate Loans (identified cost $39,535,139)		$ 39,436,606

Sovereign Government Bonds — 45.0%
Security	Principal Amount (000's omitted)		Value
Albania — 1.6%
Albania Government International Bonds:
3.50%, 11/23/31(7)	EUR	3,050	$ 3,519,915
4.75%, 2/14/35(7)	EUR	6,476	7,691,738
5.90%, 6/9/28(7)	EUR	6,602	8,149,107
Albanian Government Bonds:
3.70%, 1/10/28	ALL	31,600	376,913
3.90%, 1/22/30	ALL	90,600	1,083,205
4.05%, 2/7/32	ALL	247,000	2,901,933
4.30%, 7/10/27	ALL	293,600	3,534,897
4.70%, 2/23/27	ALL	78,200	944,388
4.95%, 7/22/29	ALL	876,300	10,856,779
5.25%, 1/26/29	ALL	487,600	6,074,240
5.25%, 1/23/35	ALL	107,600	1,324,185
5.59%, 2/19/40	ALL	81,000	955,267
6.13%, 7/25/34	ALL	36,300	467,066
			$ 47,879,633
Angola — 1.1%
Angola Government International Bonds:
9.125%, 11/26/49(7)	USD	4,001	$ 3,364,897
9.244%, 1/15/31(7)	USD	6,981	6,824,732
9.375%, 5/8/48(7)	USD	5,866	5,041,387
9.875%, 10/15/35(7)	USD	18,617	18,044,371
			$ 33,275,387
Argentina — 0.3%
Provincia de Cordoba:
9.75%, 7/2/32(5)	USD	5,382	$ 5,538,885
9.75%, 7/2/32(7)	USD	2,254	2,319,704
			$ 7,858,589
Armenia — 0.8%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	254,810	$ 670,914
9.00%, 10/29/35	AMD	1,866,560	4,795,915
9.25%, 4/29/28	AMD	1,439,030	3,841,254
9.60%, 10/29/33	AMD	3,896,075	10,472,167
9.75%, 10/29/50	AMD	618,877	1,649,935
9.75%, 10/29/52	AMD	673,150	1,789,034
			$ 23,219,219

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Bahamas — 0.0%†
Bahamas Government International Bonds, 6.625%, 5/15/33(7)	USD	1,267	$ 1,221,388
			$ 1,221,388
Benin — 0.3%
Benin Government International Bonds:
4.875%, 1/19/32(7)	EUR	2,988	$ 3,308,896
4.95%, 1/22/35(7)	EUR	2,117	2,285,612
6.875%, 1/19/52(7)	EUR	4,284	4,573,829
			$ 10,168,337
Bolivia — 0.0%†
Bolivia Government International Bonds, 4.50%, 3/20/28(7)	USD	468	$ 393,120
			$ 393,120
Bosnia and Herzegovina — 0.1%
Federation of Bosnia & Herzegovina Eurobond, 5.50%, 7/17/30(7)	EUR	1,538	$ 1,849,354
			$ 1,849,354
Brazil — 4.2%
Brazil Letras do Tesouro Nacional:
0.00%, 1/1/26	BRL	175,000	$ 31,797,748
0.00%, 4/1/26	BRL	383,200	67,345,663
Brazil Notas do Tesouro Nacional, 6.00%, 8/15/30(23)	BRL	32,500	25,967,931
			$ 125,111,342
Colombia — 0.6%
Colombia TES, 6.00%, 4/28/28	COP	80,730,000	$ 19,038,123
			$ 19,038,123
Ecuador — 0.7%
Ecuador Government International Bonds:
0.00%, 7/31/30(7)	USD	9,234	$ 7,237,219
6.90%, 7/31/30(7)	USD	12,994	11,886,667
6.90%, 7/31/35(7)	USD	4,143	3,184,693
			$ 22,308,579
Egypt — 2.8%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	1,722,389	$ 36,383,189
Security	Principal Amount (000's omitted)		Value
Egypt (continued)
Egypt Government Bonds: (continued)
24.458%, 10/1/27	EGP	2,246,693	$ 48,374,720
			$ 84,757,909
Ethiopia — 0.9%
Ethiopia Government International Bonds, 6.625%, 12/11/24(7)(8)	USD	24,357	$ 25,818,420
			$ 25,818,420
Georgia — 0.0%†
Georgia Government International Bonds, 2.75%, 4/22/26(7)	USD	1,214	$ 1,191,316
			$ 1,191,316
Ghana — 0.2%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	1,237	$ 106,684
13.00%, 8/28/28	GHS	4,122	341,252
Republic of Ghana Government Bonds:
8.35% (5.00% cash and 3.35% PIK), 2/16/27	GHS	21,009	1,765,922
8.65% (5.00% cash and 3.65% PIK), 2/13/29	GHS	2,030	152,737
8.80% (5.00% cash and 3.80% PIK), 2/12/30	GHS	10,176	733,384
8.95% (5.00% cash and 3.95% PIK), 2/11/31	GHS	4,860	337,708
9.25% (5.00% cash and 4.25% PIK), 2/8/33	GHS	8,052	530,702
9.55% (5.00% cash and 4.55% PIK), 2/6/35	GHS	3,549	226,596
9.70% (5.00% cash and 4.70% PIK), 2/5/36	GHS	5,555	351,410
9.85% (5.00% cash and 4.85% PIK), 2/3/37	GHS	2,463	154,933
10.00% (5.00% cash and 5.00% PIK), 2/2/38	GHS	3,308	207,525
			$ 4,908,853
Honduras — 0.1%
Honduras Government International Bonds, 8.625%, 11/27/34(7)	USD	1,414	$ 1,516,869
			$ 1,516,869
India — 0.8%
India Government Bonds:
7.09%, 8/5/54	INR	470,600	$ 5,211,595
7.24%, 8/18/55	INR	1,356,750	15,394,471
7.30%, 6/19/53	INR	396,000	4,501,467
			$ 25,107,533
Israel — 0.3%
Israel Government International Bonds, 5.75%, 3/12/54	USD	1,065	$ 1,044,246

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Israel (continued)
State of Israel, 3.80%, 5/13/60(7)	USD	11,472	$ 7,906,184
			$ 8,950,430
Jordan — 0.0%†
Jordan Government International Bonds, 7.375%, 10/10/47(7)	USD	1,033	$ 1,046,331
			$ 1,046,331
Kazakhstan — 1.0%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	3,721,366	$ 5,357,289
5.50%, 9/20/28	KZT	22,984	32,190
5.50%, 4/24/32	KZT	4,933,059	5,222,079
7.22%, 12/10/28	KZT	3,288,706	4,749,620
7.68%, 8/13/29	KZT	4,275,318	5,977,599
8.44%, 5/10/31	KZT	1,808,788	2,374,693
10.55%, 7/28/29	KZT	1,226,683	1,888,588
14.00%, 5/12/31	KZT	50,566	84,039
14.00%, 5/19/32	KZT	34,476	56,772
14.45%, 6/5/33	KZT	1,429,724	2,434,926
14.50%, 3/6/34	KZT	657,741	1,099,162
			$ 29,276,957
Kuwait — 1.1%
Kuwait International Government Bonds:
4.136%, 10/9/30(7)	USD	17,360	$ 17,329,634
4.652%, 10/9/35(7)	USD	14,991	15,071,499
			$ 32,401,133
Lebanon — 0.4%
Lebanon Government International Bonds:
5.80%, 4/14/20(7)(8)	USD	9,642	$ 2,210,428
6.00%, 1/27/23(7)(8)	USD	2,239	515,071
6.10%, 10/4/22(7)(8)	USD	8,285	1,903,479
6.15%, 6/19/20(7)(8)	USD	485	111,368
6.20%, 2/26/25(7)(8)	USD	1,763	404,637
6.25%, 5/27/22(7)(8)	USD	1,414	324,469
6.25%, 11/4/24(7)(8)	USD	1,549	355,495
6.25%, 6/12/25(7)(8)	USD	517	119,169
6.375%, 3/9/20(7)(8)	USD	330	75,663
6.40%, 5/26/23(7)(8)	USD	14,228	3,272,440
6.60%, 11/27/26(7)(8)	USD	431	98,708
6.65%, 4/22/24(7)(8)	USD	2,717	623,551
6.65%, 11/3/28(7)(8)	USD	683	157,192
Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
6.85%, 3/23/27(7)(8)	USD	603	$ 138,407
6.85%, 5/25/29(7)(8)	USD	5,619	1,295,286
7.00%, 3/20/28(7)(8)	USD	2,590	596,995
7.00%, 4/22/31(7)(8)	USD	1,851	428,941
7.00%, 3/23/32(7)(8)	USD	961	223,313
7.25%, 3/23/37(7)(8)	USD	981	227,107
8.25%, 4/12/21(7)(8)	USD	520	119,763
			$ 13,201,482
Mexico — 2.5%
Mexican Bonos, 7.75%, 11/23/34	MXN	839,582	$ 42,630,645
Mexico Udibonos, 2.75%, 11/27/31	MXN	627,757	30,851,982
			$ 73,482,627
Mongolia — 0.2%
Mongolia Government International Bonds:
6.625%, 2/25/30(5)	USD	600	$ 615,939
6.625%, 2/25/30(7)	USD	4,200	4,311,571
7.875%, 6/5/29(7)	USD	400	427,020
			$ 5,354,530
Montenegro — 0.5%
Montenegro Government International Bonds, 4.875%, 4/1/32(7)	EUR	11,663	$ 13,699,369
			$ 13,699,369
New Zealand — 2.9%
New Zealand Government Bonds:
2.50%, 9/20/40(7)(23)	NZD	23,217	$ 13,095,607
2.75%, 4/15/37(7)	NZD	11,330	5,586,729
4.25%, 5/15/34	NZD	26,957	15,772,734
4.25%, 5/15/36	NZD	20,000	11,520,171
4.50%, 5/15/35	NZD	41,020	24,292,302
5.00%, 5/15/54	NZD	1,360	786,286
New Zealand Government Bonds Inflation-Linked, 3.25%, 9/20/50(23)	NZD	27,383	16,583,613
			$ 87,637,442
Nigeria — 0.4%
Nigeria Government Bonds, 17.95%, 6/25/32	NGN	15,974,759	$ 12,174,750
			$ 12,174,750

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Paraguay — 0.6%
Paraguay Government Bonds:
7.90%, 2/9/31(5)	PYG	57,442,000	$ 7,689,898
7.90%, 2/9/31(7)	PYG	20,133,000	2,695,253
8.50%, 3/4/35(5)	PYG	44,954,000	5,994,092
			$ 16,379,243
Peru — 1.5%
Peru Government Bonds:
6.90%, 8/12/37	PEN	46,031	$ 14,253,784
7.60%, 8/12/39(5)(7)	PEN	93,478	30,276,086
			$ 44,529,870
Philippines — 0.6%
Philippines Government Bonds, 6.25%, 1/14/36	PHP	1,024,000	$ 17,130,597
			$ 17,130,597
Poland — 2.3%
Republic of Poland Government Bonds, 2.00%, 8/25/36(23)	PLN	279,391	$ 68,391,727
			$ 68,391,727
Romania — 2.0%
Romania Government International Bonds:
1.75%, 7/13/30(7)	EUR	1,058	$ 1,095,707
2.00%, 4/14/33(7)	EUR	847	793,044
2.625%, 12/2/40(7)	EUR	4,247	3,255,926
2.75%, 4/14/41(7)	EUR	847	651,749
2.875%, 4/13/42(7)	EUR	900	689,619
3.375%, 1/28/50(7)	EUR	529	396,897
3.75%, 2/7/34(7)	EUR	127	130,381
3.875%, 10/29/35(7)	EUR	2,340	2,347,716
4.625%, 4/3/49(7)	EUR	4,763	4,367,129
5.125%, 6/15/48(7)	USD	516	430,895
5.625%, 2/22/36(7)	EUR	3,166	3,599,744
5.625%, 5/30/37(7)	EUR	509	571,807
5.75%, 3/24/35(7)	USD	1,566	1,535,474
5.875%, 7/11/32(7)	EUR	2,065	2,486,261
6.00%, 5/25/34(7)	USD	516	519,850
6.00%, 9/24/44(7)	EUR	4,459	4,956,436
6.125%, 10/7/37(7)	EUR	8,170	9,439,267
6.25%, 9/10/34(7)	EUR	2,075	2,511,823
6.50%, 10/7/45(7)	EUR	5,720	6,549,133
6.75%, 7/11/39(7)	EUR	5,683	6,817,831
7.50%, 2/10/37(7)	USD	3,752	4,122,100
Security	Principal Amount (000's omitted)		Value
Romania (continued)
Romania Government International Bonds: (continued)
7.625%, 1/17/53(7)	USD	1,032	$ 1,148,454
			$ 58,417,243
Serbia — 0.7%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	211,870	$ 2,050,844
7.00%, 10/26/31	RSD	1,644,350	18,099,735
			$ 20,150,579
South Africa — 3.9%
Republic of South Africa Government Bonds:
8.75%, 1/31/44	ZAR	75,899	$ 3,922,925
8.75%, 2/28/48	ZAR	114,101	5,874,066
8.875%, 2/28/35	ZAR	1,830,350	105,813,619
			$ 115,610,610
Sri Lanka — 1.3%
Sri Lanka Government Bonds:
8.75%, 3/15/36(2)	LKR	75,128	$ 202,843
8.75%, 9/15/37(2)	LKR	75,128	199,882
8.75%, 9/15/38(2)	LKR	75,128	198,278
8.75%, 9/15/39(2)	LKR	75,128	197,044
8.75%, 9/15/40(2)	LKR	75,128	195,934
8.75%, 9/15/41(2)	LKR	75,128	194,700
8.75%, 9/15/42(2)	LKR	75,128	190,011
8.75%, 9/15/43(2)	LKR	75,128	189,024
9.00%, 10/1/32	LKR	249,000	765,251
9.00%, 6/1/33	LKR	40,000	121,103
9.00%, 11/1/33	LKR	2,231,000	6,717,475
9.75%, 7/1/30	LKR	1,396,000	4,601,776
10.25%, 9/15/34	LKR	836,000	2,668,904
10.35%, 10/15/29	LKR	184,000	621,189
11.00%, 10/15/28	LKR	820,000	2,822,594
11.00%, 9/15/29	LKR	571,000	1,963,574
11.00%, 12/15/29	LKR	1,043,000	3,594,579
11.00%, 5/15/30	LKR	94,000	324,253
11.00%, 10/15/30	LKR	329,000	1,136,246
11.25%, 3/15/31	LKR	77,000	266,028
11.50%, 12/15/32	LKR	374,000	1,296,954
11.75%, 6/15/29	LKR	85,000	298,253
Sri Lanka Government International Bonds:
1.00% to 12/15/25, 6/15/38(5)(24)	USD	4,348	2,830,895
3.10% to 7/15/27, 1/15/30(5)(24)	USD	2,247	2,123,415

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government International Bonds: (continued)
3.35% to 9/15/27, 3/15/33(5)(24)	USD	4,223	$ 3,690,738
3.60% to 8/15/27, 2/15/38(5)(24)	USD	841	778,972
			$ 38,189,915
Suriname — 1.8%
Suriname Government International Bonds:
7.70%, 11/6/30(5)(16)	USD	5,364	$ 5,402,889
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(5)	USD	6,815	6,814,831
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(7)	USD	6,577	6,577,423
8.50%, 11/6/35(5)(16)	USD	22,352	23,050,500
9.00%, Oil-Linked, 12/31/50(5)	USD	7,265	8,645,350
9.00%, Oil-Linked, 12/31/50(7)	USD	2,997	3,566,430
			$ 54,057,423
Tajikistan — 0.0%†
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(7)	USD	284	$ 285,977
			$ 285,977
Tunisia — 0.1%
Tunisian Republic:
3.50%, 2/3/33	JPY	300,000	$ 1,620,284
4.30%, 8/2/30	JPY	20,000	119,058
			$ 1,739,342
Turkey — 1.7%
Turkiye Government Bonds:
26.20%, 10/5/33	TRY	1,161,046	$ 24,927,008
27.70%, 9/27/34	TRY	1,027,406	22,635,469
30.00%, 9/12/29	TRY	96,899	2,123,076
			$ 49,685,553
Uganda — 1.8%
Republic of Uganda Government Bonds:
14.375%, 2/3/33	UGX	2,150,500	$ 566,994
15.00%, 6/18/43	UGX	14,727,300	3,649,911
15.80%, 6/23/39	UGX	158,551,700	41,932,504
16.25%, 11/8/35	UGX	31,164,200	8,736,376
			$ 54,885,785
Security	Principal Amount (000's omitted)		Value
Ukraine — 1.4%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/35(7)(24)	USD	4,736	$ 2,431,681
0.00% to 2/1/27, 2/1/36(7)(24)	USD	4,550	2,333,386
0.00%, GDP-Linked, 8/1/41(7)(25)	USD	36,962	31,457,028
4.50% to 2/1/27, 2/1/29(7)(24)	USD	1,026	710,604
4.50% to 2/1/27, 2/1/34(7)(24)	USD	4,888	2,755,382
4.50% to 2/1/27, 2/1/35(7)(24)	USD	3,032	1,690,589
4.50% to 2/1/27, 2/1/36(7)(24)	USD	2,268	1,250,750
			$ 42,629,420
United Arab Emirates — 0.0%†
Abu Dhabi Government International Bonds, 4.25%, 10/2/35(5)	USD	1,337	$ 1,337,629
			$ 1,337,629
Uzbekistan — 0.8%
National Bank of Uzbekistan, 19.875%, 7/5/27(7)	UZS	90,660,000	$ 7,801,373
Republic of Uzbekistan Bonds:
15.50%, 2/25/28(7)	UZS	78,000,000	6,717,928
16.25%, 10/12/26(7)	UZS	112,430,000	9,679,944
16.625%, 5/29/27(7)	UZS	12,500,000	1,071,687
			$ 25,270,932
Venezuela — 0.6%
Venezuela Government International Bonds:
6.00%, 12/9/20(7)(8)	USD	3,746	$ 858,208
7.00%, 12/1/18(7)(8)	USD	3,003	709,759
7.00%, 3/31/38(7)(8)	USD	500	138,300
7.65%, 4/21/25(7)(8)	USD	4,103	1,063,087
7.75%, 10/13/19(7)(8)	USD	4,829	1,154,686
8.25%, 10/13/24(7)(8)	USD	8,767	2,271,400
9.00%, 5/7/23(7)(8)	USD	5,424	1,403,951
9.25%, 9/15/27(8)	USD	15,767	4,869,638
9.25%, 5/7/28(7)(8)	USD	2,190	627,683
9.375%, 1/13/34(8)	USD	1,027	328,743
11.75%, 10/21/26(7)(8)	USD	2,020	605,910
11.95%, 8/5/31(7)(8)	USD	6,026	1,772,129
12.75%, 8/23/22(7)(8)	USD	6,984	2,054,082
13.625%, 8/15/18(8)	USD	942	277,984
13.625%, 8/15/18(7)(8)	USD	768	226,637
			$ 18,362,197

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Zambia — 0.1%
Zambia Government Bonds:
16.00%, 10/27/28	ZMW	14,104	$ 638,262
18.99%, 10/27/40	ZMW	17,392	786,688
19.00%, 8/18/35	ZMW	8,815	416,225
19.00%, 9/29/35	ZMW	3,085	145,844
			$ 1,987,019
Total Sovereign Government Bonds (identified cost $1,263,116,999)			$1,341,890,083

Sovereign Loans — 1.6%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 0.3%
Commonwealth of the Bahamas, 8.887%, (6 mo. EURIBOR + 6.85%), 11/24/28(4)	EUR	7,009	$ 8,329,074
			$ 8,329,074
Ivory Coast — 0.0%†
Republic of Ivory Coast, Term Loan, 7.781%, (6 mo. EURIBOR + 5.75%), 1/6/28(4)	EUR	1,333	$ 1,535,906
			$ 1,535,906
Tanzania — 1.3%
Government of the United Republic of Tanzania, Term Loan, 10.42%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(4)	USD	38,018	$ 37,748,014
			$ 37,748,014
Total Sovereign Loans (identified cost $47,226,279)			$ 47,612,994

U.S. Government Agency Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.263%, (COF + 1.254%), with maturity at 2029(26)	$3	$ 2,633
4.417%, (COF + 1.254%), with maturity at 2035(26)	46	45,016
4.50%, with maturity at 2035	59	58,965
4.671%, (COF + 1.251%), with maturity at 2030(26)	48	47,537
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
6.493%, (1 yr. CMT + 2.348%), with maturity at 2036(26)	$238	$ 243,738
6.60%, with maturity at 2030	176	181,733
7.00%, with various maturities to 2035	257	261,847
7.50%, with various maturities to 2035	526	552,943
8.00%, with various maturities to 2030	43	44,467
Federal National Mortgage Association:
4.21%, (COF + 1.254%), with various maturities to 2035(26)	88	86,455
4.25%, (COF + 1.302%), with maturity at 2033(26)	238	232,396
4.306%, (COF + 1.35%), with maturity at 2027(26)	8	7,887
5.118%, (COF + 1.791%), with maturity at 2035(26)	459	452,101
6.00%, with maturity at 2033	27	28,475
6.353%, (COF + 2.004%), with maturity at 2032(26)	96	97,570
6.40%, (1 yr. CMT + 2.15%), with maturity at 2028(26)	4	3,780
6.50%, with maturity at 2030	196	199,212
7.00%, with various maturities to 2031	235	239,462
8.50%, with various maturities to 2037	356	375,368
9.00%, with various maturities to 2032	9	8,974
11.50%, with maturity at 2031	39	42,186
Government National Mortgage Association:
6.50%, with maturity at 2032	86	89,520
7.00%, with various maturities to 2031	90	92,848
7.50%, with maturity at 2028	3	3,163
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,614,212)		$ 3,398,276

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(27)(28) Series 2018-2, Class A, 2.666%, 7/25/44(5)	$53,805	$ 2,710,982
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $14,297,065)		$ 2,710,982

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Short-Term Investments — 39.6%
Affiliated Fund — 15.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(29)	456,966,755	$ 456,966,755
Total Affiliated Fund (identified cost $456,966,755)		$ 456,966,755

Repurchase Agreements — 3.3%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 10/31/25 with an interest rate of 3.00%, collateralized by USD 1,553,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $1,775,000(30)	USD	1,768	$ 1,768,479
Barclays Bank PLC:
Dated 6/13/25 with an interest rate of 0.85%, collateralized by EUR 2,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $2,304,023(30)	EUR	2,058	2,371,577
Dated 6/13/25 with an interest rate of 1.00%, collateralized by EUR 1,200,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,336,766(30)	EUR	1,196	1,377,993
Dated 6/13/25 with an interest rate of 1.35%, collateralized by EUR 4,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $4,455,888(30)	EUR	3,985	4,593,310
Dated 10/29/25 with an interest rate of 3.00%, collateralized by USD 1,759,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $1,970,252(30)	USD	2,076	2,075,620
Dated 10/29/25 with an interest rate of 3.45%, collateralized by USD 2,972,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $2,756,670(30)	USD	2,887	2,886,555
Dated 10/29/25 with an interest rate of 3.45%, collateralized by USD 4,548,000 Kazakhstan Government International Bonds, 4.875%, due 10/14/44 and a market value, including accrued interest, of $4,257,727(30)	USD	4,480	4,479,780
Dated 10/29/25 with an interest rate of 3.50%, collateralized by USD 1,274,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $1,456,117(30)	USD	1,530	1,530,393
Dated 10/29/25 with an interest rate of 3.50%, collateralized by USD 2,035,000 Bahrain Government International Bonds, 6.00%, due 9/19/44 and a market value, including accrued interest, of $1,908,842(30)	USD	2,004	2,004,475
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 10/29/25 with an interest rate of 3.50%, collateralized by USD 2,648,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $2,646,151(30)	USD	2,790	$ 2,790,330
Dated 10/29/25 with an interest rate of 3.55%, collateralized by USD 2,046,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $1,601,333(30)	USD	1,678	1,677,720
Citibank, N.A.:
Dated 10/30/25 with an interest rate of 3.15%, collateralized by USD 1,538,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $1,723,151(30)	USD	1,807	1,806,750
Nomura International PLC:
Dated 10/30/25 with an interest rate of 1.00%, collateralized by USD 2,135,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $2,319,165(30)	USD	2,423	2,423,332
Dated 10/30/25 with an interest rate of 1.90%, collateralized by EUR 1,956,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,178,929(30)	USD	2,177	2,176,527
Dated 10/30/25 with an interest rate of 3.05%, collateralized by USD 7,845,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $5,862,905(30)	USD	5,956	5,955,532
Dated 10/30/25 with an interest rate of 3.35%, collateralized by USD 5,257,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $4,956,895(30)	USD	5,180	5,180,379
Dated 10/30/25 with an interest rate of 3.40%, collateralized by EUR 2,526,000 Republic of Cameroon International Bonds, 5.95%, due 7/7/32 and a market value, including accrued interest, of $2,435,258(30)	USD	2,537	2,536,947
Dated 10/30/25 with an interest rate of 3.45%, collateralized by USD 555,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $634,337(30)	USD	663	663,170
Dated 10/30/25 with an interest rate of 3.45%, collateralized by USD 1,031,000 Republic of Cameroon International Bonds, 9.50%, due 7/31/31 and a market value, including accrued interest, of $1,006,293(30)	USD	1,053	1,052,780
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 3,909,000 Senegal Government International Bonds, 7.75%, due 6/10/31 and a market value, including accrued interest, of $3,201,513(30)	USD	3,275	3,275,351

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 5,800,000 Indonesia Government International Bonds, 5.45%, due 9/20/52 and a market value, including accrued interest, of $5,886,583(30)	USD	6,171	$ 6,170,665
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 6,174,000 Senegal Government International Bonds, 6.75%, due 3/13/48 and a market value, including accrued interest, of $4,036,182(30)	USD	4,065	4,064,653
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 8,900,000 Indonesia Government International Bonds, 4.30%, due 3/31/52 and a market value, including accrued interest, of $7,579,384(30)	USD	7,944	7,944,496
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 13,290,000 Indonesia Government International Bonds, 5.65%, due 1/11/53 and a market value, including accrued interest, of $13,962,569(30)	USD	14,656	14,655,811
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 15,700,000 Indonesia Government International Bonds, 4.20%, due 10/15/50 and a market value, including accrued interest, of $13,252,669(30)	USD	13,889	13,888,777
Dated 10/30/25 with an interest rate of 3.55%, collateralized by USD 626,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $590,264(30)	USD	617	616,876
Total Repurchase Agreements (identified cost $99,985,653)			$ 99,968,278

Sovereign Government Securities — 6.0%
Security	Principal Amount (000's omitted)		Value
Albania — 0.0%†
Albanian Treasury Bills, 0.00%, 3/12/26	ALL	95,800	$ 1,131,176
			$ 1,131,176
Egypt — 1.5%
Egypt Treasury Bills:
0.00%, 12/9/25	EGP	2,550	$ 52,703
0.00%, 12/23/25	EGP	269,900	5,522,680
0.00%, 1/6/26	EGP	347,975	7,050,388
0.00%, 2/17/26	EGP	53,950	1,065,191
0.00%, 3/31/26	EGP	122,450	2,351,265
0.00%, 5/12/26	EGP	62,750	1,171,301
0.00%, 7/7/26	EGP	795,325	14,358,105
Security	Principal Amount (000's omitted)		Value
Egypt (continued)
Egypt Treasury Bills: (continued)
0.00%, 10/27/26	EGP	705,225	$ 12,017,676
			$ 43,589,309
Kazakhstan — 0.3%
Kazakhstan Treasury Bills, 0.00%, 5/15/26	KZT	4,997,394	$ 8,620,521
			$ 8,620,521
Nigeria — 3.9%
Nigeria OMO Bills:
0.00%, 11/18/25	NGN	4,260,121	$ 2,970,673
0.00%, 11/25/25	NGN	2,054,614	1,420,976
0.00%, 12/16/25	NGN	1,502,738	1,033,994
0.00%, 12/23/25	NGN	1,027,307	697,610
0.00%, 12/30/25	NGN	3,081,922	2,084,112
0.00%, 1/6/26	NGN	3,097,010	2,085,886
0.00%, 1/13/26	NGN	13,884,874	9,315,352
0.00%, 1/27/26	NGN	15,321,808	10,203,892
0.00%, 2/3/26	NGN	4,314,691	2,862,692
0.00%, 2/17/26	NGN	5,463,081	3,607,442
0.00%, 2/25/26	NGN	1,006,474	658,899
0.00%, 3/10/26	NGN	18,923,000	12,310,091
0.00%, 3/24/26	NGN	22,938,287	14,803,966
0.00%, 4/7/26	NGN	2,568,268	1,651,321
0.00%, 4/21/26	NGN	9,001,319	5,745,847
0.00%, 4/28/26	NGN	23,260,644	14,752,596
0.00%, 6/23/26	NGN	21,793,235	13,535,350
0.00%, 6/30/26	NGN	25,135,829	15,437,238
0.00%, 7/7/26	NGN	2,568,268	1,576,554
			$ 116,754,491
Uruguay — 0.3%
Uruguay Monetary Regulation Bills:
0.00%, 11/7/25	UYU	25,818	$ 647,079
0.00%, 12/5/25	UYU	107,000	2,665,272
0.00%, 12/19/25	UYU	87,558	2,174,385
0.00%, 12/30/25	UYU	91,105	2,258,003
0.00%, 3/6/26	UYU	25,818	630,780
			$ 8,375,519
Total Sovereign Government Securities (identified cost $173,702,381)			$ 178,471,016

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

U.S. Treasury Obligations — 15.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/13/25	$94,000	$ 93,899,263
0.00%, 11/20/25(31)	85,675	85,517,923
0.00%, 12/4/25(31)	51,639	51,466,936
0.00%, 12/11/25(31)	30,000	29,877,352
0.00%, 12/18/25	80,000	79,613,676
0.00%, 1/8/26	107,700	106,954,133
Total U.S. Treasury Obligations (identified cost $447,225,201)		$ 447,329,283
Total Short-Term Investments (identified cost $1,177,879,990)		$1,182,735,332

Total Purchased Options — 0.2% (identified cost $8,742,315)	$ 4,945,187
Total Investments — 100.2% (identified cost $2,882,994,271)	$2,988,189,514
Less Unfunded Loan Commitments — (1.1)%	$ (33,140,505)
Net Investments — 99.1% (identified cost $2,849,853,766)	$2,955,049,009
Total Written Options — (0.0)%† (premiums received $1,992,229)	$ (1,090,477)
Securities Sold Short — (4.8)%
Exchange-Traded Funds — (1.7)%
Security	Shares	Value
United States — (1.7)%
iShares Broad USD High Yield Corporate Bond ETF	(802,332)	$ (30,151,637)
iShares JPMorgan USD Emerging Markets Bond ETF	(220,663)	(21,331,492)
Total Exchange-Traded Funds (proceeds $47,879,178)		$ (51,483,129)

Sovereign Government Bonds — (3.1)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.1)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(7)	USD	(2,972)	$ (2,730,219)
			$ (2,730,219)
Azerbaijan — (0.2)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(7)	USD	(5,883)	$ (5,512,841)
			$ (5,512,841)
Bahrain — (0.3)%
Bahrain Government International Bonds:
5.625%, 5/18/34(7)	USD	(2,648)	$ (2,578,710)
6.00%, 9/19/44(7)	USD	(2,035)	(1,894,597)
7.50%, 2/12/36(7)	USD	(1,538)	(1,697,839)
7.50%, 9/20/47(7)	USD	(2,135)	(2,300,928)
7.75%, 4/18/35(7)	USD	(1,759)	(1,965,329)
			$ (10,437,403)
Cameroon — (0.1)%
Republic of Cameroon Government International Bonds:
5.95%, 7/7/32(7)	EUR	(2,526)	$ (2,379,726)
9.50%, 7/31/31(7)	USD	(719)	(684,504)
			$ (3,064,230)
Indonesia — (1.4)%
Indonesia Government International Bonds:
4.20%, 10/15/50	USD	(15,700)	$ (13,223,362)
4.30%, 3/31/52	USD	(8,900)	(7,546,429)
5.45%, 9/20/52	USD	(5,800)	(5,850,583)
5.65%, 1/11/53	USD	(13,290)	(13,733,132)
			$ (40,353,506)
Kazakhstan — (0.3)%
Kazakhstan Government International Bonds:
4.875%, 10/14/44(7)	USD	(4,548)	$ (4,247,257)
6.50%, 7/21/45(7)	USD	(3,382)	(3,804,389)
			$ (8,051,646)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Poland — (0.3)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(7)	EUR	(7,156)	$ (7,917,573)
2.75%, 5/25/32(7)	EUR	(2,000)	(2,276,233)
			$ (10,193,806)
Senegal — (0.4)%
Senegal Government International Bonds:
6.25%, 5/23/33(7)	USD	(7,228)	$ (5,203,526)
6.75%, 3/13/48(7)	USD	(5,808)	(3,744,642)
7.75%, 6/10/31(7)	USD	(3,909)	(3,082,858)
			$ (12,031,026)
Total Sovereign Government Bonds (proceeds $88,241,832)			$ (92,374,677)
Total Securities Sold Short (proceeds $136,121,010)			$ (143,857,806)

Other Assets, Less Liabilities — 5.7%	$ 173,249,603
Net Assets — 100.0%	$2,983,350,329
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Principal amount is less than $500.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2025.
(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2025.
(4)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $150,801,606 or 5.1% of the Portfolio's net assets.
(6)	Non-income producing security.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities is $438,694,565 or 14.7% of the Portfolio's net assets.
(8)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)	Security whose performance is linked to the price of an underlying security issued by the Ministry of Finance of Paraguay. The investment is subject to credit risk of the issuing financial institution (Itau BBA International PLC) in addition to the market risk of the underlying security.
(10)	Security whose performance is linked to the price of an underlying security issued by the Arab Republic of Egypt. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(11)	Security whose performance is linked to the price of an underlying security issued by the United Republic of Tanzania. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(16)	When-issued security.
(17)	Quantity held represents principal in USD.
(18)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(19)	Restricted security (see Note 5).
(20)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(21)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(22)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At October 31, 2025, the total value of unfunded loan commitments is $33,084,672. See Note 1F for description.
(23)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

(24)	Step coupon security. Interest rate represents the rate in effect at October 31, 2025.
(25)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(26)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2025.
(27)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(28)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2025 of all interest only securities comprising the trust.
(29)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of October 31, 2025.
(30)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(31)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	4,915,000	INR	88.86	4/21/26	$ 76,409
Put USD vs. Call CNH	Barclays Bank PLC	USD	21,400,000	CNH	7.00	1/26/26	47,358
Put USD vs. Call CNH	Deutsche Bank AG	USD	24,900,000	CNH	7.00	1/29/26	58,789
Put USD vs. Call CNH	Goldman Sachs International	USD	18,000,000	CNH	7.00	1/22/26	37,386
Put USD vs. Call CNH	Goldman Sachs International	USD	1,020,000	CNH	7.00	1/29/26	2,408
Put USD vs. Call CNH	Standard Chartered Bank	USD	8,810,000	CNH	7.00	1/26/26	19,496
Put USD vs. Call INR	Citibank, N.A.	USD	7,200,000	INR	87.00	2/18/26	10,541
Put USD vs. Call INR	Citibank, N.A.	USD	11,298,000	INR	89.13	4/15/26	84,803
Put USD vs. Call INR	Deutsche Bank AG	USD	11,298,000	INR	89.23	4/15/26	89,876
Put USD vs. Call INR	Deutsche Bank AG	USD	11,300,000	INR	88.73	4/22/26	67,484
Put USD vs. Call INR	Goldman Sachs International	USD	9,400,000	INR	87.00	2/5/26	11,919
Put USD vs. Call INR	Goldman Sachs International	USD	7,500,000	INR	87.00	2/9/26	10,095
Put USD vs. Call INR	Goldman Sachs International	USD	3,700,000	INR	87.00	2/10/26	5,039
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	4,000,000	INR	87.00	2/10/26	5,448
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	4,915,000	INR	88.86	4/21/26	31,657
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	15,600,000	INR	85.50	1/25/29	51,683
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,400,000	INR	85.50	1/25/29	27,829
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,000,000	INR	85.50	1/30/29	26,640
Put USD vs. Call INR	Nomura International PLC	USD	18,900,000	INR	87.00	2/10/26	25,742
Put USD vs. Call INR	Standard Chartered Bank	USD	1,010,000	INR	87.00	2/24/26	1,578
Total							$692,180
†	Amount is less than 0.05% or (0.05)%, as applicable.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Purchased Put Options (Exchange-Traded) — 0.2%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
E-Mini S&P 500 Index Futures 12/2025	66	$22,684,200	$5,350.00	12/19/25	$ 22,935
E-Mini S&P 500 Index Futures 12/2025	64	21,996,800	5,400.00	12/19/25	23,840
E-Mini S&P 500 Index Futures 12/2025	214	73,551,800	5,450.00	12/19/25	85,065
ICE Brent Crude Oil Futures 06/2026	206	13,404,420	42.00	4/27/26	90,640
ICE Brent Crude Oil Futures 06/2026	166	10,801,620	50.00	4/27/26	180,940
ICE Brent Crude Oil Futures 06/2026	445	28,956,150	60.00	4/27/26	1,557,500
ICE Brent Crude Oil Futures 12/2026	114	7,417,980	50.00	10/27/26	255,360
ICE Brent Crude Oil Futures 12/2026	201	13,079,070	55.00	10/27/26	703,500
ICE Brent Crude Oil Futures 12/2026	46	2,993,220	58.00	10/27/26	207,000
ICE Brent Crude Oil Futures 12/2026	208	13,534,560	60.00	10/27/26	1,100,320
Total					$4,227,100
Purchased Put Options (OTC) — 0.0%†
Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
iShares 20+ Year Treasury Bond ETF	Citibank, N.A.	1,508	$13,565,968	$80.00	1/16/26	$25,907
Total						$25,907
†	Amount is less than 0.05% or (0.05)%, as applicable.
Written Currency Options (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,897,000	BRL	7.00	7/12/27	$ (482,083)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,518,000	BRL	7.00	7/14/27	(387,072)
Call USD vs. Put INR	Citibank, N.A.	USD	7,200,000	INR	91.00	2/18/26	(17,280)
Call USD vs. Put INR	Goldman Sachs International	USD	9,400,000	INR	91.00	2/5/26	(17,597)
Call USD vs. Put INR	Goldman Sachs International	USD	7,500,000	INR	91.00	2/9/26	(15,090)
Call USD vs. Put INR	Goldman Sachs International	USD	3,700,000	INR	91.00	2/10/26	(7,592)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	4,000,000	INR	91.00	2/10/26	(8,208)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	4,915,000	INR	88.86	4/21/26	(76,409)
Call USD vs. Put INR	Nomura International PLC	USD	18,900,000	INR	91.00	2/10/26	(38,783)
Call USD vs. Put INR	Standard Chartered Bank	USD	1,010,000	INR	91.00	2/24/26	(2,636)
Put USD vs. Call INR	Citibank, N.A.	USD	7,200,000	INR	85.00	2/18/26	(2,678)
Put USD vs. Call INR	Goldman Sachs International	USD	9,400,000	INR	84.50	2/5/26	(1,880)
Put USD vs. Call INR	Goldman Sachs International	USD	7,500,000	INR	84.50	2/9/26	(1,687)
Put USD vs. Call INR	Goldman Sachs International	USD	3,700,000	INR	84.50	2/10/26	(855)
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	4,000,000	INR	84.50	2/10/26	(924)
Put USD vs. Call INR	Nomura International PLC	USD	18,900,000	INR	84.50	2/10/26	(4,366)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Written Currency Options (OTC)† (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	Standard Chartered Bank	USD	1,010,000	INR	84.50	2/24/26	$ (308)
Put USD vs. Call KRW	Barclays Bank PLC	USD	8,500,000	KRW	1,300.00	1/26/26	(2,873)
Put USD vs. Call KRW	BNP Paribas	USD	18,200,000	KRW	1,310.00	2/5/26	(11,703)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	11,600,000	KRW	1,300.00	1/22/26	(3,526)
Put USD vs. Call KRW	Standard Chartered Bank	USD	4,050,000	KRW	1,300.00	1/26/26	(1,369)
Put USD vs. Call KRW	Standard Chartered Bank	USD	7,720,000	KRW	1,310.00	2/9/26	(5,558)
Total							$(1,090,477)
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	3,634,000,000	USD	3,789,451	12/17/25	$ 66,666
CLP	3,298,000,000	USD	3,460,858	12/17/25	38,723
CLP	562,000,000	USD	585,905	12/17/25	10,446
CLP	168,000,000	USD	175,206	12/17/25	3,062
COP	100,531,800,000	USD	25,316,813	12/17/25	610,176
COP	112,329,000,000	USD	28,755,120	12/17/25	214,348
COP	59,323,000,000	USD	15,099,714	12/17/25	199,592
COP	39,373,000,000	USD	10,036,196	12/17/25	118,037
EUR	178,505	USD	210,463	12/17/25	(4,208)
EUR	1,260,735	USD	1,463,285	12/17/25	(6,554)
EUR	1,700,000	USD	1,973,123	12/17/25	(8,837)
EUR	2,391,000	USD	2,775,140	12/17/25	(12,430)
EUR	3,425,074	USD	3,975,349	12/17/25	(17,805)
EUR	4,505,975	USD	5,229,908	12/17/25	(23,424)
EUR	1,074,599	USD	1,266,991	12/17/25	(25,333)
EUR	1,140,819	USD	1,345,067	12/17/25	(26,894)
EUR	1,388,729	USD	1,637,362	12/17/25	(32,738)
EUR	7,536,663	USD	8,747,509	12/17/25	(39,180)
EUR	2,794,329	USD	3,294,615	12/17/25	(65,874)
EUR	3,052,674	USD	3,599,213	12/17/25	(71,964)
EUR	3,441,739	USD	4,057,935	12/17/25	(81,136)
EUR	7,420,000	USD	8,748,449	12/17/25	(174,919)
INR	831,000,000	USD	9,391,316	12/17/25	(52,352)
INR	1,109,000,000	USD	12,531,484	12/17/25	(68,294)
INR	1,524,360,000	USD	17,224,024	12/17/25	(92,925)
KRW	5,024,800,000	USD	3,539,314	12/17/25	(16,806)
KRW	3,089,030,000	USD	2,183,276	12/17/25	(17,790)
KRW	26,666,000,000	USD	19,262,748	12/17/25	(569,226)
KRW	28,526,640,000	USD	20,604,886	12/17/25	(607,009)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
PHP	120,035,475	USD	2,062,465	12/17/25	$ (18,928)
PHP	136,000,000	USD	2,336,128	12/17/25	(20,803)
PHP	225,514,525	USD	3,863,667	12/17/25	(24,407)
PHP	281,800,000	USD	4,841,924	12/17/25	(44,436)
TWD	107,495,000	USD	3,534,613	12/17/25	(38,807)
TWD	116,843,000	USD	3,844,089	12/17/25	(44,280)
TWD	126,190,000	USD	4,149,349	12/17/25	(45,569)
TWD	116,842,000	USD	3,851,202	12/17/25	(51,425)
TWD	393,000,000	USD	13,089,964	12/17/25	(309,353)
TWD	410,600,000	USD	13,704,940	12/17/25	(351,966)
USD	8,054,817	CLP	7,662,000,000	12/17/25	(75,499)
USD	25,097,320	COP	98,961,241,749	12/17/25	(424,625)
USD	27,445,299	COP	108,232,000,000	12/17/25	(467,559)
USD	45,430,208	COP	180,387,000,000	12/17/25	(1,091,309)
USD	57,021,794	EUR	48,363,056	12/17/25	1,140,112
USD	39,659,778	EUR	33,637,456	12/17/25	792,970
USD	36,972,043	EUR	31,357,853	12/17/25	739,231
USD	30,951,305	EUR	26,251,361	12/17/25	618,850
USD	29,868,584	EUR	25,333,050	12/17/25	597,202
USD	19,124,982	EUR	16,220,861	12/17/25	382,391
USD	15,087,081	EUR	12,796,114	12/17/25	301,656
USD	13,986,880	EUR	11,862,977	12/17/25	279,658
USD	13,813,322	EUR	11,715,775	12/17/25	276,188
USD	12,977,256	EUR	11,006,664	12/17/25	259,471
USD	12,678,610	EUR	10,753,368	12/17/25	253,500
USD	9,444,080	EUR	8,010,000	12/17/25	188,828
USD	7,307,073	EUR	6,197,497	12/17/25	146,100
USD	7,065,035	EUR	5,992,212	12/17/25	141,261
USD	4,778,004	EUR	4,052,466	12/17/25	95,533
USD	4,057,934	EUR	3,441,739	12/17/25	81,136
USD	2,913,443	EUR	2,471,038	12/17/25	58,252
USD	2,844,516	EUR	2,412,577	12/17/25	56,874
USD	2,608,417	EUR	2,212,329	12/17/25	52,153
USD	1,448,437	EUR	1,228,492	12/17/25	28,960
USD	5,843,557	EUR	5,034,681	12/17/25	26,173
USD	650,969	EUR	552,119	12/17/25	13,016
USD	618,338	EUR	524,443	12/17/25	12,363
USD	626,440	EUR	539,727	12/17/25	2,806
USD	72,487	EUR	61,480	12/17/25	1,449
USD	11,569,235	IDR	189,909,000,000	12/17/25	158,492
USD	6,586,255	IDR	108,078,000,000	12/17/25	92,353
USD	7,917,254	IDR	130,318,000,000	12/17/25	87,055
USD	4,904,087	IDR	80,275,000,000	12/17/25	80,738
USD	3,765,563	IDR	61,759,000,000	12/17/25	54,754

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	5,542,311	IDR	91,365,000,000	12/17/25	$ 52,616
USD	5,751,030	IDR	95,007,010,000	12/17/25	42,503
USD	4,888,378	IDR	80,756,000,000	12/17/25	36,128
USD	2,711,093	IDR	44,819,790,000	12/17/25	18,082
USD	2,499,304	IDR	41,600,908,000	12/17/25	(300)
USD	4,245,315	IDR	70,739,692,000	12/17/25	(5,102)
USD	5,808,829	INR	514,000,000	12/17/25	32,381
USD	3,780,825	INR	335,000,000	12/17/25	16,020
USD	232,047	INR	20,532,875	12/17/25	1,294
USD	1,811,549	INR	161,400,000	12/17/25	(2,300)
USD	2,897,199	INR	258,039,000	12/17/25	(2,701)
USD	3,618,233	INR	322,200,000	12/17/25	(2,723)
USD	2,895,948	INR	258,000,000	12/17/25	(3,514)
USD	3,389,640	INR	302,000,000	12/17/25	(4,303)
USD	2,613,074	INR	233,000,000	12/17/25	(5,432)
USD	3,624,042	INR	323,000,000	12/17/25	(5,904)
USD	3,277,183	INR	292,149,100	12/17/25	(6,054)
USD	4,269,023	INR	380,460,000	12/17/25	(6,672)
USD	3,620,693	INR	322,821,000	12/17/25	(7,242)
USD	5,430,783	INR	484,100,000	12/17/25	(9,641)
USD	5,362,051	INR	478,000,000	12/17/25	(9,821)
USD	5,067,295	INR	451,800,000	12/17/25	(10,135)
USD	4,488,782	INR	400,332,000	12/17/25	(10,239)
USD	4,541,122	INR	405,000,000	12/17/25	(10,358)
USD	7,750,135	INR	691,157,000	12/17/25	(17,243)
USD	14,057,753	KRW	19,462,397,022	12/17/25	414,134
USD	631,988	PEN	2,193,000	12/17/25	(18,574)
USD	5,695,247	PEN	20,000,000	12/17/25	(237,834)
USD	9,142,596	PEN	32,000,000	12/17/25	(350,334)
USD	10,434,352	PEN	36,425,018	12/17/25	(371,278)
USD	15,650,788	PEN	55,000,000	12/17/25	(665,185)
USD	9,474,431	PHP	542,000,000	12/17/25	247,182
USD	7,518,929	PHP	428,000,000	12/17/25	232,466
USD	7,452,811	PHP	426,350,000	12/17/25	194,439
USD	5,920,278	PHP	337,000,000	12/17/25	183,040
USD	3,959,355	PHP	226,501,232	12/17/25	103,297
USD	3,127,031	PHP	178,000,000	12/17/25	96,680
USD	4,028,164	TWD	123,000,000	12/17/25	28,126
USD	4,026,033	TWD	123,100,000	12/17/25	22,743
USD	4,021,579	TWD	123,000,000	12/17/25	21,541
USD	4,018,295	TWD	123,000,000	12/17/25	18,256
USD	3,464,618	TWD	106,000,000	12/17/25	17,431
USD	2,408,584	TWD	73,852,000	12/17/25	6,870
USD	2,140,970	TWD	65,655,000	12/17/25	5,828

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,985,910	TWD	60,888,000	12/17/25	$ 5,793
USD	1,873,362	TWD	57,456,000	12/17/25	4,856
USD	1,745,137	TWD	53,524,000	12/17/25	4,502
USD	1,605,744	TWD	49,261,000	12/17/25	3,744
USD	1,218,034	TWD	37,390,000	12/17/25	2,088
USD	2,408,606	TWD	74,002,000	12/17/25	2,013
USD	2,408,591	TWD	74,016,000	12/17/25	1,543
USD	2,140,966	TWD	65,809,000	12/17/25	815
USD	1,305,803	TWD	40,143,000	12/17/25	327
USD	678,834	TWD	20,874,000	12/17/25	(2)
PHP	11,302,903	USD	193,017	5/7/26	(948)
PHP	112,697,097	USD	1,939,709	5/7/26	(24,653)
USD	1,339,525	PHP	75,000,000	5/7/26	65,054
USD	535,762	PHP	30,000,000	5/7/26	25,974
USD	339,571	PHP	19,000,000	5/7/26	16,705
PHP	68,406,815	USD	1,171,570	5/12/26	(9,233)
PHP	119,239,000	USD	2,036,011	5/12/26	(9,957)
PHP	106,754,500	USD	1,825,487	5/12/26	(11,564)
PHP	129,200,000	USD	2,208,358	5/12/26	(13,052)
PHP	50,564,500	USD	878,039	5/12/26	(18,870)
PHP	262,740,000	USD	4,492,050	5/12/26	(27,693)
PHP	103,868,066	USD	1,798,426	5/12/26	(33,547)
PHP	103,885,200	USD	1,803,876	5/12/26	(38,706)
PHP	104,549,700	USD	1,819,917	5/12/26	(43,457)
PHP	368,000,000	USD	6,306,770	5/12/26	(53,884)
PHP	143,090,000	USD	2,492,206	5/12/26	(60,887)
PHP	139,748,462	USD	2,436,340	5/12/26	(61,799)
PHP	175,721,200	USD	3,062,946	5/12/26	(77,172)
PHP	168,920,000	USD	2,954,180	5/12/26	(83,969)
PHP	339,018,400	USD	5,896,998	5/12/26	(136,554)
USD	4,632,929	PHP	260,000,000	5/12/26	215,130
USD	3,551,515	PHP	200,000,000	5/12/26	153,207
USD	3,379,580	PHP	190,000,000	5/12/26	151,188
USD	3,546,414	PHP	200,000,000	5/12/26	148,106
USD	3,544,717	PHP	200,000,000	5/12/26	146,409
USD	3,028,683	PHP	170,000,000	5/12/26	140,122
USD	3,027,605	PHP	170,000,000	5/12/26	139,043
USD	3,003,019	PHP	169,100,000	5/12/26	129,750
USD	2,350,033	PHP	131,200,000	5/12/26	120,743
USD	1,996,791	PHP	112,000,000	5/12/26	93,739
USD	1,790,671	PHP	100,000,000	5/12/26	91,517
USD	1,781,578	PHP	100,000,000	5/12/26	82,425
USD	1,773,710	PHP	100,000,000	5/12/26	74,556
USD	1,773,458	PHP	100,000,000	5/12/26	74,305

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,496,577	PHP	84,000,000	5/12/26	$ 69,287
USD	1,073,146	PHP	59,800,000	5/12/26	57,052
USD	1,203,556	PHP	67,700,000	5/12/26	53,228
					$4,651,353
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	60,425,038	PLN	257,289,811	Barclays Bank PLC	11/4/25	$ —	$ (20,671)
NGN	1,448,081,000	USD	1,023,379	Standard Chartered Bank	11/4/25	—	(8,464)
NGN	1,442,964,000	USD	1,023,379	Standard Chartered Bank	11/4/25	—	(12,050)
PLN	257,289,811	EUR	60,630,324	Barclays Bank PLC	11/4/25	—	(215,952)
KZT	562,081,183	USD	1,016,937	ICBC Standard Bank plc	11/5/25	43,705	—
EUR	922,676	USD	1,063,472	Barclays Bank PLC	11/7/25	231	—
EUR	7,559,149	USD	8,837,185	Barclays Bank PLC	11/7/25	—	(122,661)
EUR	9,082,449	USD	10,624,531	Goldman Sachs International	11/7/25	—	(153,878)
EUR	1,919,323	USD	2,216,963	Standard Chartered Bank	11/7/25	—	(4,282)
EUR	10,100,402	USD	11,788,899	State Street Bank and Trust Company	11/7/25	—	(144,705)
EUR	2,794,703	USD	3,239,258	UBS AG	11/7/25	—	(17,400)
KZT	8,230,859,620	USD	15,475,657	Citibank, N.A.	11/7/25	46,843	—
USD	14,514,143	EUR	12,437,896	Standard Chartered Bank	11/7/25	175,181	—
USD	16,299,972	EUR	13,890,000	UBS AG	11/7/25	286,960	—
EGP	20,768,129	USD	431,053	Standard Chartered Bank	11/10/25	7,658	—
KZT	1,844,378,071	USD	3,326,200	Deutsche Bank AG	11/10/25	149,057	—
KZT	1,615,926,095	USD	2,953,081	Deutsche Bank AG	11/10/25	91,717	—
KZT	1,593,660,678	USD	2,918,792	Deutsche Bank AG	11/10/25	84,052	—
KZT	1,113,818,048	USD	2,017,056	ICBC Standard Bank plc	11/10/25	81,649	—
EGP	44,494,091	USD	874,663	JPMorgan Chase Bank, N.A.	11/12/25	64,586	—
PLN	257,289,811	EUR	60,593,613	Barclays Bank PLC	11/13/25	—	(213,355)
ISK	248,252,179	EUR	1,712,084	Bank of America, N.A.	11/14/25	—	(267)
USD	787,440	RUB	65,200,000	ICBC Standard Bank plc	11/14/25	—	(15,220)
USD	5,659,051	RUB	483,000,000	ICBC Standard Bank plc	11/14/25	—	(287,028)
EGP	116,035,345	USD	2,399,407	Bank of America, N.A.	11/17/25	45,784	—
EGP	150,175,000	USD	3,112,926	HSBC Bank USA, N.A.	11/17/25	51,685	—
PLN	257,289,811	EUR	60,372,364	Barclays Bank PLC	11/18/25	19,378	—
ISK	460,227,000	EUR	3,171,136	Bank of America, N.A.	12/3/25	—	(7,562)
ISK	615,587,511	EUR	4,238,708	Bank of America, N.A.	12/4/25	—	(7,470)
ISK	671,284,224	EUR	4,622,215	Bank of America, N.A.	12/5/25	—	(8,993)
KZT	1,670,116,143	USD	2,998,413	Deutsche Bank AG	12/8/25	122,224	—
KZT	1,633,644,584	USD	2,953,081	Deutsche Bank AG	12/8/25	99,408	—
HKD	23,300,000	USD	3,017,670	Goldman Sachs International	12/9/25	—	(17,246)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HKD	132,190,000	USD	17,121,948	JPMorgan Chase Bank, N.A.	12/9/25	$ —	$ (99,374)
USD	3,008,856	HKD	23,300,000	Bank of America, N.A.	12/9/25	8,432	—
USD	16,324,650	HKD	126,400,000	JPMorgan Chase Bank, N.A.	12/9/25	47,675	—
USD	747,763	HKD	5,790,000	JPMorgan Chase Bank, N.A.	12/9/25	2,164	—
EGP	64,900,401	USD	1,312,886	Citibank, N.A.	12/11/25	42,551	—
EUR	5,331,507	ISK	761,126,000	Bank of America, N.A.	12/12/25	121,655	—
EUR	6,295,008	ISK	914,349,861	Bank of America, N.A.	12/12/25	19,316	—
ISK	743,773,092	EUR	5,120,641	Bank of America, N.A.	12/12/25	—	(15,713)
ISK	761,128,145	EUR	5,331,522	Bank of America, N.A.	12/12/25	—	(121,656)
KZT	772,489,059	USD	1,404,270	Goldman Sachs International	12/15/25	35,562	—
AUD	11,140,000	USD	7,315,939	Citibank, N.A.	12/17/25	—	(23,604)
AUD	18,230,000	USD	12,039,931	Citibank, N.A.	12/17/25	—	(106,425)
AUD	11,140,000	USD	7,314,034	UBS AG	12/17/25	—	(21,700)
EUR	3,781,470	HUF	1,500,000,000	Bank of America, N.A.	12/17/25	—	(76,879)
EUR	4,648,978	HUF	1,843,099,999	Bank of America, N.A.	12/17/25	—	(91,506)
EUR	7,834,915	HUF	3,100,000,001	HSBC Bank USA, N.A.	12/17/25	—	(135,916)
EUR	7,695,265	HUF	3,047,999,999	HSBC Bank USA, N.A.	12/17/25	—	(143,140)
EUR	1,969,816	ISK	282,767,109	Bank of America, N.A.	12/17/25	34,394	—
EUR	95,868	ISK	13,924,754	JPMorgan Chase Bank, N.A.	12/17/25	382	—
EUR	5,594,363	ISK	815,658,141	JPMorgan Chase Bank, N.A.	12/17/25	—	(2,107)
EUR	12,386,098	PLN	52,881,207	BNP Paribas	12/17/25	—	(2,142)
EUR	19,618,406	PLN	84,206,122	Deutsche Bank AG	12/17/25	—	(124,467)
EUR	27,324,070	PLN	117,000,000	UBS AG	12/17/25	—	(97,464)
EUR	5,080,189	RON	25,981,103	Barclays Bank PLC	12/17/25	—	(6,469)
EUR	550,750	RON	2,830,000	Goldman Sachs International	12/17/25	—	(3,721)
ISK	1,059,667,320	EUR	7,328,773	Citibank, N.A.	12/17/25	—	(67,540)
ISK	849,261,038	EUR	5,846,892	JPMorgan Chase Bank, N.A.	12/17/25	—	(23,291)
ISK	2,414,338,330	EUR	16,621,951	JPMorgan Chase Bank, N.A.	12/17/25	—	(66,214)
KZT	1,278,258,794	USD	2,294,570	Deutsche Bank AG	12/17/25	86,275	—
KZT	1,201,603,000	USD	2,163,102	Goldman Sachs International	12/17/25	74,966	—
KZT	162,921,267	USD	297,573	Goldman Sachs International	12/17/25	5,879	—
MXN	3,900,000	USD	207,210	Standard Chartered Bank	12/17/25	1,766	—
MYR	9,906,000	USD	2,361,608	Barclays Bank PLC	12/17/25	6,337	—
MYR	3,680,500	USD	878,925	Barclays Bank PLC	12/17/25	867	—
MYR	1,227,100	USD	292,969	Barclays Bank PLC	12/17/25	359	—
MYR	393,400	USD	93,787	Barclays Bank PLC	12/17/25	252	—
MYR	8,344,400	USD	1,995,552	Barclays Bank PLC	12/17/25	—	(894)
MYR	14,255,800	USD	3,400,716	Credit Agricole Corporate and Investment Bank	12/17/25	7,011	—
MYR	13,728,400	USD	3,278,189	Credit Agricole Corporate and Investment Bank	12/17/25	3,468	—
MYR	12,578,100	USD	3,008,899	Credit Agricole Corporate and Investment Bank	12/17/25	—	(2,212)
MYR	9,069,300	USD	2,162,653	Goldman Sachs International	12/17/25	5,286	—
MYR	2,369,900	USD	565,946	Goldman Sachs International	12/17/25	558	—

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	784,500	USD	187,343	Goldman Sachs International	12/17/25	$ 185	$ —
MYR	9,086,400	USD	2,176,383	Goldman Sachs International	12/17/25	—	(4,357)
MYR	14,006,300	USD	3,343,191	State Street Bank and Trust Company	12/17/25	4,895	—
MYR	11,280,800	USD	2,693,922	State Street Bank and Trust Company	12/17/25	2,656	—
MYR	11,122,100	USD	2,662,382	State Street Bank and Trust Company	12/17/25	—	(3,739)
SEK	8,000,000	EUR	728,574	Citibank, N.A.	12/17/25	2,419	—
SEK	192,980,000	EUR	17,563,675	HSBC Bank USA, N.A.	12/17/25	71,471	—
SEK	50,000,000	EUR	4,543,771	HSBC Bank USA, N.A.	12/17/25	26,462	—
SEK	27,700,000	EUR	2,540,983	Standard Chartered Bank	12/17/25	—	(12,763)
SEK	45,207,191	USD	4,851,576	Barclays Bank PLC	12/17/25	—	(80,755)
SEK	60,000,000	USD	6,446,842	BNP Paribas	12/17/25	—	(114,901)
SEK	45,032,809	USD	4,834,123	Citibank, N.A.	12/17/25	—	(81,705)
SEK	63,700,000	USD	6,841,725	HSBC Bank USA, N.A.	12/17/25	—	(119,314)
SEK	65,000,000	USD	7,000,481	HSBC Bank USA, N.A.	12/17/25	—	(140,878)
THB	474,705,500	USD	14,663,171	Standard Chartered Bank	12/17/25	68,295	—
THB	440,654,500	USD	13,609,798	Standard Chartered Bank	12/17/25	64,969	—
USD	13,572,938	AUD	20,510,000	Barclays Bank PLC	12/17/25	146,925	—
USD	13,234,900	AUD	20,000,000	Goldman Sachs International	12/17/25	142,738	—
USD	20,023,047	GBP	14,750,000	Citibank, N.A.	12/17/25	644,915	—
USD	8,517,615	GBP	6,320,000	Standard Chartered Bank	12/17/25	214,578	—
USD	1,469,035	GBP	1,100,000	Standard Chartered Bank	12/17/25	23,886	—
USD	1,315,788	JPY	192,167,417	Citibank, N.A.	12/17/25	63,464	—
USD	2,070,506	MXN	38,557,572	Barclays Bank PLC	12/17/25	4,448	—
USD	9,049,095	MXN	169,000,000	BNP Paribas	12/17/25	—	(6,550)
USD	14,296,500	MXN	267,000,000	BNP Paribas	12/17/25	—	(10,349)
USD	1,244,553	MXN	23,000,000	Deutsche Bank AG	12/17/25	12,128	—
USD	1,244,553	MXN	23,000,000	Deutsche Bank AG	12/17/25	12,128	—
USD	1,515,583	MXN	28,020,000	Standard Chartered Bank	12/17/25	14,167	—
USD	1,515,583	MXN	28,020,000	Standard Chartered Bank	12/17/25	14,167	—
USD	3,771,540	MXN	71,000,000	Standard Chartered Bank	12/17/25	—	(32,903)
USD	5,896,352	MXN	111,000,000	Standard Chartered Bank	12/17/25	—	(51,439)
USD	8,713,459	MXN	164,000,000	Standard Chartered Bank	12/17/25	—	(74,268)
USD	13,760,890	MXN	259,000,000	Standard Chartered Bank	12/17/25	—	(117,289)
USD	7,942,971	MXN	147,948,157	UBS AG	12/17/25	15,361	—
USD	5,050,260	MXN	94,067,662	UBS AG	12/17/25	9,767	—
USD	24,459,411	NZD	41,000,000	Citibank, N.A.	12/17/25	954,234	—
USD	5,965,710	NZD	10,000,000	Citibank, N.A.	12/17/25	232,740	—
USD	2,982,855	NZD	5,000,000	Citibank, N.A.	12/17/25	116,370	—
USD	28,078,674	NZD	47,030,686	HSBC Bank USA, N.A.	12/17/25	1,116,122	—
USD	7,066,939	NZD	11,836,848	HSBC Bank USA, N.A.	12/17/25	280,910	—
USD	2,814,224	NZD	4,713,716	HSBC Bank USA, N.A.	12/17/25	111,865	—
USD	8,372,205	NZD	14,038,832	Standard Chartered Bank	12/17/25	323,785	—
USD	7,812,722	NZD	13,100,000	UBS AG	12/17/25	302,531	—
USD	2,400,343	SAR	9,020,000	Goldman Sachs International	12/17/25	—	(1,737)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,383,952	SAR	16,480,000	Standard Chartered Bank	12/17/25	$ —	$ (4,769)
USD	27,376,494	THB	863,300,000	Standard Chartered Bank	12/17/25	585,831	—
USD	1,604,967	THB	52,060,000	Standard Chartered Bank	12/17/25	—	(10,603)
USD	9,056,448	TRY	399,360,844	Standard Chartered Bank	12/17/25	—	(112,679)
USD	24,177,911	ZAR	424,000,000	BNP Paribas	12/17/25	—	(205,559)
USD	8,680,128	ZAR	150,074,891	Goldman Sachs International	12/17/25	49,594	—
USD	53,368,989	ZAR	934,000,000	Goldman Sachs International	12/17/25	—	(343,654)
USD	24,489,399	ZAR	431,482,264	HSBC Bank USA, N.A.	12/17/25	—	(324,362)
USD	3,736,380	ZAR	64,970,000	Standard Chartered Bank	12/17/25	73	—
UYU	83,200,000	USD	2,052,547	Citibank, N.A.	12/17/25	24,970	—
UYU	92,200,000	USD	2,292,392	Citibank, N.A.	12/17/25	9,856	—
USD	17,927,666	BHD	6,766,439	Standard Chartered Bank	12/18/25	—	(8,940)
EGP	40,346,016	USD	805,712	Bank of America, N.A.	1/5/26	27,798	—
USD	16,071,181	BRL	92,840,000	Citibank, N.A.	1/5/26	—	(945,260)
USD	14,258,443	BRL	82,160,000	JPMorgan Chase Bank, N.A.	1/5/26	—	(800,484)
VND	59,917,770,000	USD	2,256,790	JPMorgan Chase Bank, N.A.	1/8/26	12,284	—
VND	15,779,945,275	USD	594,550	Goldman Sachs International	1/15/26	2,741	—
KZT	1,181,108,000	USD	2,131,002	ICBC Standard Bank plc	1/21/26	44,551	—
NGN	1,625,307,000	USD	1,056,775	Standard Chartered Bank	1/21/26	57,798	—
EGP	350,043,323	USD	7,113,256	Bank of America, N.A.	1/22/26	77,051	—
KZT	1,774,859,000	USD	3,196,504	ICBC Standard Bank plc	1/22/26	71,812	—
KZT	1,417,856,000	USD	2,551,248	Deutsche Bank AG	1/23/26	58,944	—
VND	15,803,132,700	USD	594,550	Citibank, N.A.	1/26/26	3,159	—
USD	929,793	UGX	3,277,519,000	Standard Chartered Bank	1/30/26	7,586	—
USD	929,793	UGX	3,280,308,000	Standard Chartered Bank	1/30/26	6,801	—
USD	1,636,435	UGX	5,776,615,000	Citibank, N.A.	2/3/26	14,076	—
USD	295,575	GHS	4,238,543	ICBC Standard Bank plc	2/17/26	—	(68,581)
USD	10,183,541	KWD	3,113,948	Standard Chartered Bank	2/24/26	—	(233)
USD	10,086,564	KWD	3,084,496	Standard Chartered Bank	2/24/26	—	(891)
USD	15,129,845	KWD	4,633,552	Standard Chartered Bank	2/24/26	—	(23,602)
NGN	238,404,000	USD	150,603	Citibank, N.A.	2/26/26	11,126	—
USD	137,171	NGN	238,404,000	Citibank, N.A.	2/26/26	—	(24,557)
NGN	274,343,000	USD	144,772	Citibank, N.A.	2/27/26	41,278	—
USD	739,075	NGN	1,280,817,000	Citibank, N.A.	2/27/26	—	(129,531)
TRY	177,847,351	USD	3,472,185	Standard Chartered Bank	3/23/26	306,286	—
USD	3,354,001	TRY	177,847,351	Standard Chartered Bank	3/23/26	—	(424,469)
UZS	11,412,500,000	USD	711,059	Standard Chartered Bank	3/25/26	200,482	—
TRY	214,771,711	USD	4,029,520	Standard Chartered Bank	3/26/26	522,538	—
USD	751,073	TRY	40,257,809	Standard Chartered Bank	3/26/26	—	(102,186)
USD	3,223,565	TRY	174,513,902	Standard Chartered Bank	3/26/26	—	(475,234)
USD	35,078,290	BRL	195,800,000	Citibank, N.A.	4/1/26	—	(92,877)
USD	33,709,280	BRL	187,400,000	Goldman Sachs International	4/1/26	46,988	—
KZT	2,953,494,000	USD	5,142,324	Deutsche Bank AG	4/16/26	130,291	—
USD	1,859,585	UGX	6,629,420,000	Standard Chartered Bank	4/16/26	24,075	—

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	929,792	UGX	3,319,359,000	Standard Chartered Bank	4/16/26	$ 10,750	$ —
KZT	3,532,159,000	USD	6,170,788	Deutsche Bank AG	4/17/26	132,465	—
KZT	2,949,123,000	USD	5,142,324	Deutsche Bank AG	4/17/26	120,482	—
KZT	2,947,066,000	USD	5,142,324	Deutsche Bank AG	4/17/26	116,811	—
USD	1,859,585	UGX	6,648,016,000	Standard Chartered Bank	4/17/26	19,281	—
USD	1,394,689	UGX	4,992,985,645	Standard Chartered Bank	4/17/26	12,530	—
USD	929,792	UGX	3,347,252,964	Standard Chartered Bank	4/22/26	4,099	—
KZT	1,461,865,000	USD	2,551,248	Deutsche Bank AG	4/23/26	51,549	—
KZT	2,921,179,000	USD	5,102,496	Deutsche Bank AG	4/24/26	96,579	—
USD	1,394,689	UGX	5,027,853,000	Standard Chartered Bank	5/4/26	7,427	—
USD	929,792	UGX	3,347,253,000	Standard Chartered Bank	5/4/26	6,234	—
EUR	1,356,959	RON	7,457,167	Barclays Bank PLC	5/12/26	—	(91,839)
RON	7,457,167	EUR	1,394,906	JPMorgan Chase Bank, N.A.	5/12/26	47,668	—
USD	929,792	UGX	3,416,987,000	Standard Chartered Bank	7/24/26	14,197	—
USD	929,792	UGX	3,407,689,000	Standard Chartered Bank	7/28/26	17,987	—
EUR	22,163,377	PLN	96,665,570	Barclays Bank PLC	9/2/26	—	(161,136)
EUR	22,725,719	PLN	99,361,390	Barclays Bank PLC	9/4/26	—	(227,847)
EUR	45,446,906	PLN	197,921,277	Barclays Bank PLC	9/8/26	—	(232,669)
EUR	33,348,061	PLN	145,197,458	Barclays Bank PLC	9/9/26	—	(159,525)
MNT	1,760,852,600	USD	459,753	JPMorgan Chase Bank, N.A.	9/28/26	7,610	—
MNT	1,814,276,000	USD	472,837	JPMorgan Chase Bank, N.A.	10/5/26	8,283	—
UZS	6,387,596,000	USD	396,745	Deutsche Bank AG	10/5/26	91,518	—
UZS	3,518,712,735	USD	218,554	Deutsche Bank AG	10/7/26	50,281	—
KZT	3,140,674,000	USD	5,142,323	Deutsche Bank AG	10/15/26	127,644	—
USD	929,792	UGX	3,430,934,000	Standard Chartered Bank	10/20/26	33,105	—
USD	929,792	UGX	3,458,828,000	Standard Chartered Bank	10/21/26	26,059	—
KZT	3,109,972,000	USD	5,102,497	Deutsche Bank AG	10/23/26	102,458	—
USD	929,792	UGX	3,454,179,000	Standard Chartered Bank	10/23/26	27,762	—
KZT	4,754,781,000	USD	7,857,843	Deutsche Bank AG	10/27/26	89,644	—
USD	5,308,408	OMR	2,044,528	Standard Chartered Bank	10/29/26	677	—
USD	4,824,081	OMR	1,857,990	Standard Chartered Bank	10/29/26	616	—
USD	4,422,074	OMR	1,703,157	Standard Chartered Bank	10/29/26	564	—
USD	4,020,067	OMR	1,548,325	Standard Chartered Bank	10/29/26	513	—
USD	1,859,585	UGX	6,926,954,000	Standard Chartered Bank	11/3/26	56,025	—
USD	632,592	JPY	91,126,520	Standard Chartered Bank	1/7/27	20,259	—
USD	4,993,351	KWD	1,508,004	Standard Chartered Bank	3/3/27	34,018	—
UZS	2,119,371,000	USD	118,170	Deutsche Bank AG	10/25/27	32,945	—
UZS	2,223,163,000	USD	124,352	Deutsche Bank AG	11/8/27	33,923	—
						$10,613,806	$(8,314,072)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Gold	67	Long	12/29/25	$ 26,776,550	$(1,373,094)
Equity Futures
Euro Stoxx Bank	(1,335)	Short	12/19/25	(17,861,480)	(60,013)
STOXX Europe 600 Index	(462)	Short	12/19/25	(15,243,509)	(422,103)
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	294	Long	12/19/25	35,656,688	685,080
Euro-Bobl	(211)	Short	12/8/25	(28,761,916)	(128,901)
Euro-Bund	(474)	Short	12/8/25	(70,693,019)	(708,811)
Euro-Buxl	(16)	Short	12/8/25	(2,141,532)	(82,991)
Japan 10-Year Bond	(1)	Short	12/15/25	(882,746)	7,332
U.S. 2-Year Treasury Note	(17)	Short	12/31/25	(3,540,117)	7,156
U.S. 5-Year Treasury Note	(732)	Short	12/31/25	(79,942,407)	(3,580)
U.S. 10-Year Treasury Note	(543)	Short	12/19/25	(61,180,829)	6,814
U.S. Long Treasury Bond	(38)	Short	12/19/25	(4,457,875)	(1,962)
U.S. Ultra 10-Year Treasury Note	(30)	Short	12/19/25	(3,464,531)	(50,156)
					$(2,125,229)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	49,902,611	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.34% (pays quarterly)	6/18/28	$ 224,573	$(33,889)	$ 190,684
COP	13,674,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.35% (pays quarterly)	6/18/28	60,011	16,026	76,037
COP	26,557,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.37% (pays quarterly)	6/18/28	114,098	(11,093)	103,005
EUR	2,000	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	(42,796)	21	(42,775)
EUR	3,629	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	122,852	—	122,852
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	48,151	—	48,151
EUR	1,781	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	58,526	—	58,526
EUR	400	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	23,755	—	23,755
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	50,752	—	50,752

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	$ 44,279	$ —	$ 44,279
ILS	34,611	Pays	3-month ILS TELBOR (pays annually)	3.66% (pays annually)	10/15/30	23,662	—	23,662
ILS	35,288	Pays	3-month ILS TELBOR (pays annually)	3.52% (pays annually)	12/17/30	(31,655)	—	(31,655)
ILS	18,821	Pays	3-month ILS TELBOR (pays annually)	3.80% (pays annually)	12/17/35	3,549	—	3,549
ILS	17,857	Pays	3-month ILS TELBOR (pays annually)	3.91% (pays annually)	12/17/35	50,084	—	50,084
INR	987,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.68% (pays semi-annually)	9/17/30	13,103	—	13,103
INR	329,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.69% (pays semi-annually)	9/17/30	6,430	—	6,430
KRW	23,234,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.32% (pays quarterly)	6/18/27	(78,604)	—	(78,604)
KRW	30,205,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	6/18/27	(99,578)	2,379	(97,199)
KRW	32,714,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	(104,684)	5,039	(99,645)
KRW	48,862,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	(154,785)	(224)	(155,009)
KRW	32,187,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(126,701)	—	(126,701)
KRW	54,597,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(212,922)	—	(212,922)
KRW	22,802,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(87,092)	—	(87,092)
KRW	2,025,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.63% (pays quarterly)	3/19/35	31,956	—	31,956
KRW	3,652,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	45,487	—	45,487
KRW	7,485,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	90,967	—	90,967
KRW	2,985,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	34,473	—	34,473
KRW	2,853,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	17,081	—	17,081
KRW	3,788,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	22,564	—	22,564

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	7,577,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	$ 39,408	$ —	$ 39,408
KRW	6,995,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/17/35	113,162	—	113,162
KRW	11,900,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/17/35	190,630	—	190,630
KRW	5,874,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/19/35	94,941	—	94,941
MXN	884,900	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.93% (pays monthly)	12/15/27	(37,828)	—	(37,828)
MXN	567,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	12/15/27	(22,877)	—	(22,877)
MXN	13,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.13% (pays monthly)	11/6/29	48,553	—	48,553
NZD	16,680	Receives	3-month NZD Bank Bill (pays quarterly)	4.20% (pays semi-annually)	6/18/35	(570,555)	—	(570,555)
NZD	3,000	Receives	3-month NZD Bank Bill (pays quarterly)	4.21% (pays semi-annually)	6/18/35	(102,776)	—	(102,776)
NZD	20,520	Receives	3-month NZD Bank Bill (pays quarterly)	4.25% (pays semi-annually)	6/18/35	(748,697)	—	(748,697)
PLN	461,230	Receives	6-month PLN WIBOR (pays quarterly)	4.36% (pays annually)	9/17/26	(208,028)	—	(208,028)
PLN	90,904	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	(32,714)	—	(32,714)
PLN	90,904	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	39,109	—	39,109
PLN	390,150	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	(324,206)	—	(324,206)
PLN	390,150	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	342,969	—	342,969
PLN	11,653	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	29,537	—	29,537
PLN	45,541	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	70,258	—	70,258
PLN	60,296	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	58,953	—	58,953
PLN	38,470	Receives	6-month PLN WIBOR (pays semi-annually)	4.44% (pays annually)	12/17/35	(47,725)	—	(47,725)
TWD	391,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.49% (pays quarterly)	6/18/27	32,551	—	32,551
TWD	485,375	Receives	3-month TWD TAIBOR (pays quarterly)	1.49% (pays quarterly)	6/18/27	39,668	—	39,668
TWD	876,475	Receives	3-month TWD TAIBOR (pays quarterly)	1.54% (pays quarterly)	9/17/27	46,971	—	46,971
TWD	413,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	(131,936)	—	(131,936)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
TWD	171,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.62% (pays quarterly)	12/18/29	$ 10,419	$ —	$ 10,419
TWD	200,691	Receives	3-month TWD TAIBOR (pays quarterly)	1.63% (pays quarterly)	12/18/29	9,661	—	9,661
TWD	177,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(63,000)	—	(63,000)
TWD	162,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(58,220)	—	(58,220)
TWD	153,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.55% (pays quarterly)	6/18/30	29,947	—	29,947
TWD	198,850	Receives	3-month TWD TAIBOR (pays quarterly)	1.58% (pays quarterly)	6/18/30	31,226	—	31,226
TWD	187,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.78% (pays quarterly)	6/18/30	(28,986)	—	(28,986)
TWD	101,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	(17,562)	—	(17,562)
TWD	134,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	(23,931)	—	(23,931)
TWD	351,950	Receives	3-month TWD TAIBOR (pays quarterly)	1.60% (pays quarterly)	9/17/30	50,815	—	50,815
TWD	443,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.64% (pays quarterly)	9/17/30	35,647	—	35,647
TWD	220,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.76% (pays quarterly)	9/17/30	(25,471)	—	(25,471)
TWD	504,010	Receives	3-month TWD TAIBOR (pays quarterly)	1.77% (pays quarterly)	12/17/30	(58,138)	—	(58,138)
Total						$(1,040,689)	$(21,741)	$(1,062,430)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)		Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Index (ITRAXX.XO.44.V1)	EUR	25,095	5.00% (pays quarterly)(1)	12/20/30	$(3,149,315)	$ 3,115,834	$ (33,481)
Malaysia		$24,670	1.00% (pays quarterly)(1)	12/20/30	(734,898)	680,056	(54,842)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)		47,214	1.00% (pays quarterly)(1)	6/20/30	409,349	(1,421,006)	(1,011,657)
Markit CDX North America High Yield Index (CDX.NA.HY.44.V1)		1,783	5.00% (pays quarterly)(1)	6/20/30	(145,015)	75,722	(69,293)
Markit CDX North America High Yield Index (CDX.NA.HY.45.V1)		9,700	5.00% (pays quarterly)(1)	12/20/30	(758,489)	731,464	(27,025)
Markit CDX North America Investment Grade Index (CDX.NA.IG.45.V1)		59,024	1.00% (pays quarterly)(1)	12/20/30	(1,359,528)	1,325,519	(34,009)
Poland		27,220	1.00% (pays quarterly)(1)	12/20/30	(513,070)	431,591	(81,479)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Qatar	$46,882	1.00% (pays quarterly)(1)	12/20/30	$(1,630,847)	$ 1,498,566	$ (132,281)
Saudi Arabia	115,076	1.00% (pays quarterly)(1)	12/20/30	(2,181,280)	1,657,031	(524,249)
South Africa	82,523	1.00% (pays quarterly)(1)	12/20/30	1,829,834	(2,559,451)	(729,617)
South Africa	9,666	1.00% (pays quarterly)(1)	6/20/31	313,772	(830,398)	(516,626)
Turkey	98,450	1.00% (pays quarterly)(1)	12/20/30	6,145,876	(6,802,446)	(656,570)
Total				$(1,773,611)	$(2,097,518)	$(3,871,129)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount** (000's omitted)	Contract Annual Fixed Rate*	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
India	Deutsche Bank AG	$ 2,000	1.00% (pays quarterly)(1)	0.69%	12/20/30	$ 31,558	$(36,766)	$ (5,208)
India	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	0.69	12/20/30	78,896	(96,652)	(17,756)
Petroleos Mexicanos	Barclays Bank PLC	2,469	1.00% (pays quarterly)(1)	1.29	12/20/26	(5,349)	42,014	36,665
Petroleos Mexicanos	Barclays Bank PLC	3,209	1.00% (pays quarterly)(1)	1.29	12/20/26	(6,953)	46,085	39,132
Petroleos Mexicanos	Barclays Bank PLC	3,075	1.00% (pays quarterly)(1)	1.48	6/20/27	(20,125)	83,677	63,552
Petroleos Mexicanos	Barclays Bank PLC	5,717	1.00% (pays quarterly)(1)	1.48	6/20/27	(37,415)	133,329	95,914
Petroleos Mexicanos	Deutsche Bank AG	10,759	4.00% (pays monthly)	1.19	7/6/26	129,258	—	129,258
Petroleos Mexicanos	Deutsche Bank AG	10,516	4.20% (pays monthly)	1.25	7/6/26	135,283	—	135,283
Petroleos Mexicanos	Goldman Sachs International	2,512	1.00% (pays quarterly)(1)	1.18	6/20/26	475	61,562	62,037
Petroleos Mexicanos	Goldman Sachs International	2,000	1.00% (pays quarterly)(1)	1.18	6/20/26	3	14,983	14,986
Petroleos Mexicanos	Goldman Sachs International	1,146	1.00% (pays quarterly)(1)	1.18	6/20/26	2	8,940	8,942
Petroleos Mexicanos	Goldman Sachs International	1,146	1.00% (pays quarterly)(1)	1.48	6/20/27	(7,500)	25,798	18,298
Petroleos Mexicanos	Goldman Sachs International	5,789	1.00% (pays quarterly)(1)	1.48	6/20/27	(37,886)	131,199	93,313
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	2,193	1.00% (pays quarterly)(1)	1.45	6/20/27	(13,253)	55,357	42,104
Total		$57,531				$246,994	$469,526	$716,520

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Saudi Arabia	Barclays Bank PLC	$14,533	1.00% (pays quarterly)(1)	6/20/31	$(257,785)	$(150,832)	$(408,617)
Saudi Arabia	Goldman Sachs International	28,800	1.00% (pays quarterly)(1)	6/20/35	(84,024)	(291,645)	(375,669)
Total					$(341,809)	$(442,477)	$(784,286)
*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $57,531,000.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	USD	4,000	Excess Return on USD - SOFR Index minus 0.85% plus Negative Return on J.P. Morgan EMBI Global Diversified Index (pays monthly)	Positive Return on J.P. Morgan EMBI Global Diversified Index (pays monthly)	11/14/25	$(175,443)
						$(175,443)
Abbreviations:
ADR	– American Depositary Receipt
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
GDR	– Global Depositary Receipt
MIBOR	– Mumbai Interbank Offered Rate

OTC	– Over-the-counter
PFC Shares	– Preference Shares
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
AUD	– Australian Dollar

BHD	– Bahraini Dinar
BRL	– Brazilian Real
CLP	– Chilean Peso

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
GHS	– Ghanaian Cedi
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KRW	– South Korean Won
KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NZD	– New Zealand Dollar

OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
RUB	– Russian Ruble
SAR	– Saudi Riyal
SEK	– Swedish Krona
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
TZS	– Tanzanian Schilling
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $2,392,887,011)	$2,498,082,254
Affiliated investments, at value (identified cost $456,966,755)	456,966,755
Cash	3,539,887
Deposits for derivatives collateral:
Centrally cleared derivatives	38,440,025
OTC derivatives	2,800,000
Cash collateral for securities sold short	77,609,268
Foreign currency, at value (identified cost $41,915,203)	41,994,517
Interest and dividends receivable	31,155,052
Dividends receivable from affiliated investments	1,456,001
Receivable for investments sold	111,382,495
Receivable for variation margin on open centrally cleared derivatives	652,468
Receivable for open forward foreign currency exchange contracts	10,613,806
Receivable for open swap contracts	739,484
Upfront payments on open OTC swap contracts	575,895
Tax reclaims receivable	2,122
Trustees' deferred compensation plan	304,346
Total assets	$3,276,314,375
Liabilities
Cash collateral due to brokers	$2,800,000
Payable for reverse repurchase agreements, including accrued interest of $534	803,584
Written options outstanding, at value (premiums received $1,992,229)	1,090,477
Payable for investments purchased	98,475,231
Payable for when-issued securities	32,177,015
Payable for securities sold short, at value (proceeds $136,121,010)	143,857,806
Payable for variation margin on open futures contracts	276,648
Payable for open forward foreign currency exchange contracts	8,314,072
Payable for open swap contracts	982,693
Payable for closed swap contracts	42,759
Upfront receipts on open OTC swap contracts	602,944
Payable to affiliates:
Investment adviser fee	1,328,141
Trustees' fees	9,222
Trustees' deferred compensation plan	304,346
Interest payable on securities sold short	1,220,534
Accrued foreign capital gains taxes	8,454
Accrued expenses and other liabilities	670,120
Total liabilities	$292,964,046
Net Assets applicable to investors' interest in Portfolio	$2,983,350,329

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $253,461)	$6,883,699
Dividend income from affiliated investments	12,201,359
Interest income (net of foreign taxes withheld of $3,917,889)	159,552,847
Other income	400,287
Total investment income	$179,038,192
Expenses
Investment adviser fee	$12,742,861
Trustees’ fees and expenses	109,074
Custodian fee	1,683,004
Legal and accounting services	322,323
Interest expense and fees	246,798
Interest and dividend expense on securities sold short	10,279,620
Miscellaneous	100,202
Total expenses	$25,483,882
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$412,812
Total expense reductions	$412,812
Net expenses	$25,071,070
Net investment income	$153,967,122
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $142,742)	$27,848,891
Written options	490,410
Securities sold short	867,466
Futures contracts	(4,694,909)
Swap contracts	(698,579)
Foreign currency transactions	24,809,643
Forward foreign currency exchange contracts	(56,289,685)
Net realized loss	$(7,666,763)
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $1,120)	$124,675,794
Written options	905,812
Securities sold short	(6,956,572)
Futures contracts	(1,265,277)
Swap contracts	(4,991,781)
Foreign currency	960,372
Forward foreign currency exchange contracts	(2,692,332)
Net change in unrealized appreciation (depreciation)	$110,636,016
Net realized and unrealized gain	$102,969,253
Net increase in net assets from operations	$256,936,375

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$153,967,122	$119,779,198
Net realized loss	(7,666,763)	(59,331,184)
Net change in unrealized appreciation (depreciation)	110,636,016	80,440,622
Net increase in net assets from operations	$256,936,375	$140,888,636
Capital transactions:
Contributions	$1,074,138,058	$161,853,240
Withdrawals	(118,299,586)	(324,302,845)
Net increase (decrease) in net assets from capital transactions	$955,838,472	$(162,449,605)
Net increase (decrease) in net assets	$1,212,774,847	$(21,560,969)
Net Assets
At beginning of year	$1,770,575,482	$1,792,136,451
At end of year	$2,983,350,329	$1,770,575,482

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	1.15%	1.10%	1.02%	0.73%	0.70%
Net expenses(2)	1.13%(3)	1.09%(3)	1.01%(3)	0.73%(3)	0.70%
Net investment income	6.97%	7.07%	6.26%	5.49%	4.60%
Portfolio Turnover	142%	156%	96%	81%	88%
Total Return	12.26%	8.70%	9.29%	(3.93)%	4.52%
Net assets, end of year (000’s omitted)	$2,983,350	$1,770,575	$1,792,136	$1,855,794	$2,563,864
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.48%, 0.41%, 0.37%, 0.08% and 0.06% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
October 31, 2025
Notes to Consolidated Financial Statements

1  Significant Accounting Policies
Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2025, Eaton Vance Global Macro Absolute Return Fund held an interest of approximately 100% in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2025 were $17,464,010 or 0.6% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Global Macro Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Portfolio filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Consolidated Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Consolidated Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Consolidated Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Portfolio, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Portfolio during a fiscal year exceed foreign withholding taxes paid by the Portfolio, and the Portfolio previously passed through to its shareholders foreign taxes incurred by the Portfolio to be used as a credit or deduction on a shareholder’s income tax return, the Portfolio may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of October 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

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October 31, 2025
Notes to Consolidated Financial Statements — continued

F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Financial and Commodities Futures Contracts—Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses.

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October 31, 2025
Notes to Consolidated Financial Statements — continued

During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
O  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
P  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
Q  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
R  Forward Volatility Agreements—Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility, and is

Global Macro Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

recorded as a realized gain or loss. Changes in the value of the forward volatility agreement prior to the expiration date are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.
S  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
T  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
U  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
V  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
W  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
X  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.

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October 31, 2025
Notes to Consolidated Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion but less than $5 billion	0.490%
$5 billion but less than $10 billion	0.475%
$10 billion and over	0.465%
BMR contractually agreed to reduce its investment advisory fee rate on average daily net assets of $5 billion and over from 0.490% to the rates as stated above. This contractual reduction cannot be terminated or reduced without Trustee and shareholder approval. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2025, the Portfolio’s investment adviser fee amounted to $12,742,861 or 0.58% of the Portfolio’s consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $412,812 relating to the Portfolio’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$2,046,473,893	$1,570,831,716
U.S. Government and Agency Securities	—	115,026,994
	$2,046,473,893	$1,685,858,710

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October 31, 2025
Notes to Consolidated Financial Statements — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts, securities sold short, reverse repurchase agreements and the Portfolio's investment in the Subsidiary at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,064,714,997
Gross unrealized appreciation	$132,333,006
Gross unrealized depreciation	(243,190,749)
Net unrealized depreciation	$(110,857,743)
5  Restricted Securities
At October 31, 2025, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	4,400	$ 4,400,000	$ 5,610,662
PartnerRe ILS Fund SAC Ltd.	1/2/24	5,700,000	5,700,000	7,453,890
Total Restricted Securities			$10,100,000	$13,064,552
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Consolidated Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and options thereon and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

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October 31, 2025
Notes to Consolidated Financial Statements — continued

Interest Rate Risk: The Portfolio utilized various interest rate derivatives including interest rate futures contracts and options thereon, interest rate swaps and swaptions, inflation swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $10,050,282. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $6,842,301 at October 31, 2025.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2025. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

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October 31, 2025
Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2025 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$4,095,260	$ —	$131,840	$692,180	$25,907	$4,945,187
Not applicable	—	8,698,831(1)	—	12,144,853(1)	3,107,160(1)	23,950,844
Receivable for open forward foreign currency exchange contracts	—	—	—	10,613,806	—	10,613,806
Receivable/Payable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	—	375,475	—	—	—	375,475
Total Asset Derivatives	$4,095,260	$9,074,306	$131,840	$23,450,839	$3,133,067	$39,885,312
Derivatives not subject to master netting or similar agreements	$4,095,260	$8,698,831	$131,840	$12,144,853	$3,107,160	$28,177,944
Total Asset Derivatives subject to master netting or similar agreements	$ —	$375,475	$ —	$11,305,986	$25,907	$11,707,368
Written options outstanding, at value	$ —	$ —	$ —	$(1,090,477)	$ —	$(1,090,477)
Not applicable	(1,373,094)(1)	(10,472,442)(1)	(482,116)(1)	(7,493,500)(1)	(4,417,868)(1)	(24,239,020)
Payable for open forward foreign currency exchange contracts	—	—	—	(8,314,072)	—	(8,314,072)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	—	(470,290)	—	—	(175,443)	(645,733)
Total Liability Derivatives	$(1,373,094)	$(10,942,732)	$(482,116)	$(16,898,049)	$(4,593,311)	$(34,289,302)
Derivatives not subject to master netting or similar agreements	$(1,373,094)	$(10,472,442)	$(482,116)	$(7,493,500)	$(4,417,868)	$(24,239,020)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(470,290)	$ —	$(9,404,549)	$(175,443)	$(10,050,282)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$334,430	$(330,046)	$(4,384)	$ —	$ —
Barclays Bank PLC	226,155	(226,155)	—	—	—
Citibank, N.A.	2,329,252	(1,491,457)	—	(790,000)	47,795
Credit Agricole Corporate and Investment Bank	10,479	(2,212)	—	—	8,267

Global Macro Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Deutsche Bank AG	$2,404,771	$(124,467)	$ —	$(2,010,000)	$270,304
Goldman Sachs International	510,720	(510,720)	—	—	—
HSBC Bank USA, N.A.	1,658,515	(863,610)	(793,209)	—	1,696
ICBC Standard Bank plc	241,717	(241,717)	—	—	—
JPMorgan Chase Bank, N.A.	410,318	(410,318)	—	—	—
Nomura International PLC	25,742	(25,742)	—	—	—
Standard Chartered Bank	2,933,099	(1,486,935)	—	—	1,446,164
State Street Bank and Trust Company	7,551	(7,551)	—	—	—
UBS AG	614,619	(136,564)	(316,940)	—	161,115
	$11,707,368	$(5,857,494)	$(1,114,533)	$(2,800,000)	$1,935,341

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(330,046)	$330,046	$ —	$ —	$ —
Barclays Bank PLC	(1,864,273)	226,155	1,542,167	—	(95,951)
BNP Paribas	(351,204)	—	351,204	—	—
Citibank, N.A.	(1,491,457)	1,491,457	—	—	—
Credit Agricole Corporate and Investment Bank	(2,212)	2,212	—	—	—
Deutsche Bank AG	(124,467)	124,467	—	—	—
Goldman Sachs International	(1,567,859)	510,720	1,057,139	—	—
HSBC Bank USA, N.A.	(863,610)	863,610	—	—	—
ICBC Standard Bank plc	(370,829)	241,717	129,112	—	—
JPMorgan Chase Bank, N.A.	(1,269,233)	410,318	785,374	—	(73,541)
Nomura International PLC	(43,149)	25,742	—	—	(17,407)
Standard Chartered Bank	(1,486,935)	1,486,935	—	—	—
State Street Bank and Trust Company	(148,444)	7,551	—	—	(140,893)
UBS AG	(136,564)	136,564	—	—	—
	$(10,050,282)	$5,857,494	$3,864,996	$ —	$(327,792)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at October 31, 2025 is included at Note 8.

Global Macro Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2025 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$1,316,790	$ —	$ —	$(720,305)	$(152,397)	$444,088
Written options	—	—	—	490,410	—	490,410
Futures contracts	(530,311)	—	(8,674,358)	—	4,509,760	(4,694,909)
Swap contracts	(321,090)	(5,172,908)	(1,490)	—	4,796,909	(698,579)
Forward foreign currency exchange contracts	—	—	—	(56,289,685)	—	(56,289,685)
Total	$465,389	$(5,172,908)	$(8,675,848)	$(56,519,580)	$9,154,272	$(60,748,675)
Change in unrealized appreciation (depreciation):
Investments(1)	$224,300	$ —	$(2,189,002)	$(836,483)	$(66,777)	$(2,867,962)
Written options	—	—	—	905,812	—	905,812
Futures contracts	(1,226,551)	—	(1,110,958)	—	1,072,232	(1,265,277)
Swap contracts	(67,837)	(2,431,210)	—	—	(2,492,734)	(4,991,781)
Forward foreign currency exchange contracts	—	—	—	(2,692,332)	—	(2,692,332)
Total	$(1,070,088)	$(2,431,210)	$(3,299,960)	$(2,623,003)	$(1,487,279)	$(10,911,540)
(1)	Relates to purchased options and swaptions.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts[1]	Forward Volatility Agreements	Purchased Swaptions
$152,490,000	$288,367,000	$2,372,178,000	$17,913,000	$6,018,000
Swap Contracts
$1,586,615,000
[1]	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately $93,706,000 and $95,558,000, respectively.
The average number of purchased options contracts outstanding during the year ended October 31, 2025, which is indicative of the volume of this derivative type, was 1,528.

Global Macro Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2025.
8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of October 31, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
JPMorgan Chase Bank, N.A.	10/21/25	11/5/25	2.70%	NZD	1,403,320	$803,584
Total						$803,584
At October 31, 2025, the type of securities pledged as collateral for all open reverse repurchase agreements was U.S. Government Agency Mortgage-Backed Securities.
For the year ended October 31, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $7,460,000 and 4.17%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2025.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of October 31, 2025.
Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Cash Collateral Received(a)	Net Amount(b)
Bank of America	$1,768,479	$ —	$(1,768,479)	$ —	$ —
Barclays Bank PLC	25,787,753	—	(24,693,769)	—	1,093,984
Citibank, N.A.	1,806,750	—	(1,723,151)	—	83,599
Nomura International PLC	70,605,296	—	(67,902,946)	—	2,702,350
	$99,968,278	$ —	$(96,088,345)	$ —	$3,879,933

Global Macro Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(c)
JPMorgan Chase Bank, N.A.	$(803,584)	$ —	$803,584	$ —	$ —
	$(803,584)	$ —	$803,584	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
9  Affiliated Investments
At October 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $456,966,755, which represents 15.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$128,853,494	$1,992,240,070	$(1,664,126,809)	$ —	$ —	$456,966,755	$12,201,359	456,966,755
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 28,072,108	$ —	$ 28,072,108
Common Stocks	17,701,367	134,640,172*	—	152,341,539
Convertible Bonds	—	103,695	—	103,695
Credit Linked Notes	—	26,707,811	—	26,707,811
Foreign Corporate Bonds	—	135,090,842	0	135,090,842
Insurance Linked Securities	—	—	17,824,807	17,824,807
Loan Participation Notes	—	—	5,226,997	5,226,997
Rights	—	92,255	—	92,255
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	6,296,101	—	6,296,101

Global Macro Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Sovereign Government Bonds	$ —	$1,341,890,083	$ —	$1,341,890,083
Sovereign Loans	—	47,612,994	—	47,612,994
U.S. Government Agency Mortgage-Backed Securities	—	3,398,276	—	3,398,276
U.S. Government Guaranteed Small Business Administration Loans	—	2,710,982	—	2,710,982
Short-Term Investments:
Affiliated Fund	456,966,755	—	—	456,966,755
Repurchase Agreements	—	99,968,278	—	99,968,278
Sovereign Government Securities	—	178,471,016	—	178,471,016
U.S. Treasury Obligations	—	447,329,283	—	447,329,283
Purchased Currency Options	—	692,180	—	692,180
Purchased Put Options	4,227,100	25,907	—	4,253,007
Total Investments	$478,895,222	$2,453,101,983	$23,051,804	$2,955,049,009
Forward Foreign Currency Exchange Contracts	$ —	$ 22,758,659	$ —	$ 22,758,659
Futures Contracts	706,382	—	—	706,382
Swap Contracts	—	11,475,084	—	11,475,084
Total	$479,601,604	$2,487,335,726	$23,051,804	$2,989,989,134
Liability Description
Securities Sold Short	$(51,483,129)	$ (92,374,677)	$ —	$ (143,857,806)
Written Currency Options	—	(1,090,477)	—	(1,090,477)
Forward Foreign Currency Exchange Contracts	—	(15,807,572)	—	(15,807,572)
Futures Contracts	(2,831,611)	—	—	(2,831,611)
Swap Contracts	—	(14,559,642)	—	(14,559,642)
Total	$(54,314,740)	$ (123,832,368)	$ —	$ (178,147,108)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Global Macro Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities*	Loan Participation Notes	Total
Balance as of October 31, 2024	$0	$20,806,857	$15,771,698	$36,578,555
Realized gains (losses)	—	(17,417)	(1,919,864)	(1,937,281)
Change in net unrealized appreciation (depreciation)	—	(1,184,863)	1,907,690	722,827
Cost of purchases	—	4,000,000	—	4,000,000
Proceeds from sales, including return of capital	—	(5,779,770)	(10,786,975)	(16,566,745)
Accrued discount (premium)	—	—	254,448	254,448
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of October 31, 2025	$0	$17,824,807	$5,226,997	$23,051,804
Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2025	$ —	$(426,520)	$234,221	$(192,299)
*	The Portfolio’s investments in Insurance Linked Securities were primarily valued on the basis of broker quotations.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2025:
Type of Investment	Fair Value as of October 31, 2025	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	5,226,997	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.32%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Global Macro Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Global Macro Portfolio
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2025, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Global Macro Absolute Return Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Advisers, with respect to the Fund, and the sub-advisory agreement between BMR and the Sub-adviser, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”) and the sub-advisory agreements for the Fund and the Portfolio (together, the “sub-advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements and sub-advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser and the Sub-adviser, respectively.
The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio, including recent changes to such personnel. The Board considered each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreements and the abilities and experience of the Sub-adviser’s investment professionals in implementing the investment strategies of the Fund and the Portfolio. In particular, the Board considered the expertise of the Sub-adviser’s investment professionals with respect to global markets and in-house research capabilities. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund and the Portfolio of having portfolio management services involving investments in international securities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement and the applicable sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
Global Macro Absolute Return Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by each Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

EAGMX-NCSR    10.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	December 23, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2025